                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSRS

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08743

                         Van Kampen Senior Income Trust
               (Exact name of registrant as specified in charter)

              1221 Avenue of the Americas, New York, New York 10020
               (Address of principal executive offices) (Zip code)

                                 Ronald Robison
              1221 Avenue of the Americas, New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: 7/31___

Date of reporting period: 1/31/07

Item 1. Reports to Shareholders.

The Trust's semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

       Welcome, Shareholder

       In this report, you'll learn about how your investment in Van Kampen Senior Income Trust performed during the semiannual period. The portfolio management team will provide an overview of the market conditions and discuss some of the factors that affected investment performance during the reporting period. In addition, this report includes the trust's financial statements and a list of trust investments as of January 31, 2007.

       MARKET FORECASTS PROVIDED IN THIS REPORT MAY NOT NECESSARILY COME TO PASS. THERE IS NO ASSURANCE THAT THE TRUST WILL ACHIEVE ITS INVESTMENT OBJECTIVE. TRUSTS ARE SUBJECT TO MARKET RISK, WHICH IS THE POSSIBILITY THAT THE MARKET VALUES OF SECURITIES OWNED BY THE TRUST WILL DECLINE AND THAT THE VALUE OF THE TRUST SHARES MAY THEREFORE BE LESS THAN WHAT YOU PAID FOR THEM. ACCORDINGLY, YOU CAN LOSE MONEY INVESTING IN THIS TRUST.

         ---------------------------------------------------------------------------------------
            NOT FDIC INSURED             OFFER NO BANK GUARANTEE              MAY LOSE VALUE
         ---------------------------------------------------------------------------------------
                   NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY               NOT A DEPOSIT
         ---------------------------------------------------------------------------------------

Performance Summary as of 1/31/07

SENIOR INCOME TRUST
SYMBOL: VVR
------------------------------------------------------------
AVERAGE ANNUAL                      BASED ON      BASED ON
TOTAL RETURNS                         NAV       MARKET PRICE

Since Inception (6/24/98)            5.72%          6.14%

5-year                               7.46          11.46

1-year                               7.59          18.62

6-month                              4.50          10.60
------------------------------------------------------------

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS, AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. FOR THE MOST RECENT MONTH-END PERFORMANCE FIGURES, PLEASE VISIT VANKAMPEN.COM OR SPEAK WITH YOUR FINANCIAL ADVISOR. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE AND TRUST SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

The NAV per share is determined by dividing the value of the trust's portfolio securities, cash and other assets, less all liabilities and preferred shares, by the total number of common shares outstanding. The common share market price is the price the market is willing to pay for shares of the trust at a given time. Common share market price is influenced by a range of factors, including supply and demand and market conditions. Total return assumes an investment at the beginning of the period, reinvestment of all distributions for the period in accordance with the trust's dividend reinvestment plan, and sale of all shares at the end of the period.

Trust Report

FOR THE SIX-MONTH PERIOD ENDED JANUARY 31, 2007

MARKET CONDITIONS

Solid economic growth, contained inflation, and falling oil and commodity prices created a favorable environment for senior loans during the six-month reporting period. Overall trends in the credit markets remained positive as corporations exhibited strong cash flows and balance sheets, increased productivity, and improved credit quality while benefiting from a generally lower cost of capital. In addition, corporate debt default rates remained low.

The Federal Open Market Committee (the "Fed") finally took a respite from its two-year long campaign of raising interest rates during the reporting period, electing to keep its target federal funds rate unchanged at 5.25 percent. The ease in the Fed's monetary policy, however, had been widely anticipated by the market and interest rates had already declined in response. As a result, interest rates across the yield curve remained relatively stable throughout the period. Yields on senior loans, which adjust in tandem to short-term rates, were generally unchanged as well.

Yield spreads in the senior loan market climbed to late-2005 levels in the third quarter of 2006, then leveled off until the last month of the period, when they narrowed slightly. Demand for senior loans remained quite strong as the market continues to see increasing activity from institutional investors such as hedge funds and propriety desks, as well as from crossover investments from traditional high-yield investors. The strong demand for senior loans was met by robust supply. A significant increase in merger and acquisition activity, leveraged buyouts, and second lien loans helped fuel record levels of new issuance. At the same time, senior loan default rates receded throughout the period, reaching a record low of just 0.78 percent.

PERFORMANCE ANALYSIS

The trust's return can be calculated based upon either the market price or the net asset value (NAV) of its shares. NAV per share is determined by dividing the value of the trust's portfolio securities, cash and other assets, less all liabilities and preferred shares, by the total number of common shares outstanding, while market price reflects the supply and demand for the shares. As a result, the two returns can differ, as they did during the reporting period. For the six months ended January 31, 2007, the trust returned 10.60 percent on a market price basis and 4.50 percent on an NAV basis.

TOTAL RETURNS FOR THE SIX-MONTH PERIOD ENDED JANUARY 31, 2007

--------------------------------------------------
      BASED ON NAV    BASED ON MARKET PRICE

          4.50%               10.60%
--------------------------------------------------

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. Investment return, net asset value and common share market price will fluctuate and trust shares, when sold, may be worth more or less than their original cost. See Performance Summary for additional performance information.

We continued to follow our research-intensive investment process focused on identifying companies with strong management, solid and predictable cash flow, and sufficient collateral in the event of default. We employ a bottom-up asset selection process driven by analysis of individual company fundamentals. We also analyze overall sector and industry trends, which led us to favor loans in sectors that are typically less cyclical in nature, such as food and drug, cable, and leisure and entertainment. These sectors continued to be represented in the trust's top holdings. We also favored less cyclical names in the paper and packaging sector that have experienced steady demand. Throughout the reporting period, however, the portfolio was invested in broad range of industries.

We generally avoid investing in companies that we perceive to be vulnerable to cyclical economic downturns. As such, we remain cautious regarding the auto and airline industries due to their susceptibility to high fuel prices.

The trust benefited during the period from our use of leverage. Leverage involves borrowing at a floating short-term rate and reinvesting the proceeds at a higher rate. We used this strategy on an ongoing basis in an effort to enhance the trust's dividend. Unlike other fixed-income asset classes, using leverage in conjunction with senior loans does not involve the same degree of risk from rising short-term interest rates since the income from senior loans adjusts to changes in interest rates, as do the rates which determine the trust's borrowing costs. (Similarly, should short-term rates fall, borrowing costs would also decline.) We might reduce leverage in periods of weaker credit quality conditions to prevent magnifying erosion of the trust's net asset value.

The trust's procedure for reinvesting all dividends and distributions in common shares is through purchases in the open market. This method helps support the market value of the trust's shares. In addition, we would like to remind you that the Trustees have approved a procedure whereby the trust may, when appropriate, purchase shares in the open market or in privately negotiated transactions at a price not above market value or net asset value, whichever is lower at the time of purchase.

There is no guarantee that any sectors mentioned will continue to perform as discussed herein or that securities in such sectors will be held by the trust in the future.

SUMMARY OF INVESTMENTS BY INDUSTRY CLASSIFICATION AS OF 1/31/2007
Healthcare                                                        7.4%
Printing & Publishing                                             6.9
Broadcasting-Cable                                                6.7
Beverage, Food & Tobacco                                          6.1
Entertainment & Leisure                                           6.1
Chemicals, Plastics & Rubber                                      6.0
Automotive                                                        5.0
Electronics                                                       4.0
Buildings & Real Estate                                           3.4
Utilities                                                         3.0
Business Equipment & Services                                     3.0
Ecological                                                        2.5
Aerospace/Defense                                                 2.4
Containers, Packaging & Glass                                     2.4
Hotels, Motels, Inns & Gaming                                     2.2
Finance                                                           2.1
Construction Material                                             2.1
Paper & Forest Products                                           2.1
Personal & Miscellaneous Services                                 1.8
Diversified Manufacturing                                         1.6
Insurance                                                         1.6
Retail-Stores                                                     1.6
Broadcasting-Radio                                                1.5
Non-Durable Consumer Products                                     1.4
Health & Beauty                                                   1.4
Restaurants & Food Service                                        1.3
Natural Resources                                                 1.2
Medical Products & Services                                       1.2
Telecommunications-Wireless                                       1.0
Textiles & Leather                                                1.0
Home & Office Furnishings, Housewares & Durable Consumer
  Products                                                        0.9
Telecommunications-Local Exchange Carriers                        0.9
Retail-Specialty                                                  0.9
Machinery                                                         0.9
Pharmaceuticals                                                   0.8
Mining, Steel, Iron & Non-Precious Metals                         0.6
Education & Child Care                                            0.5
Farming & Agriculture                                             0.5
Grocery                                                           0.4
Transportation-Rail Manufacturing                                 0.4
Banking                                                           0.4
Transportation-Cargo                                              0.4
Retail-Office Products                                            0.3
Telecommunications-Long Distance                                  0.3
Broadcasting-Television                                           0.2
Telecommunications-Equipment & Services                           0.2
Broadcasting-Diversified                                          0.2
Durable Consumer Products                                         0.1
Retail-Oil & Gas                                                  0.1
Food Products                                                     0.1

                                             (continued on next page)

SUMMARY OF INVESTMENTS BY INDUSTRY CLASSIFICATION AS OF 1/31/2007
(continued from previous page)
Transportation-Personal                                           0.1
Tobacco                                                           0.0*
                                                                -----
Total Long-Term Investments                                      99.2%
Short-Term Investments                                            0.8
                                                                -----
Total Investments                                               100.0%

*   Amount is less than 0.1%

Subject to change daily. Provided for informational purposes only and should not be deemed as a recommendation to buy or sell the securities mentioned or securities in the sectors shown above. Summary of investments by industry classification percentages are as a percentage of total investments. Securities are classified by sectors that represent broad groupings of related industries. Van Kampen is a wholly owned subsidiary of a global securities firm which is engaged in a wide range of financial services including, for example, securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

FOR MORE INFORMATION ABOUT PORTFOLIO HOLDINGS

       Each Van Kampen trust provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the trust's second and fourth fiscal quarters. The semiannual reports and the annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Van Kampen also delivers the semiannual and annual reports to trust shareholders, and makes these reports available on its public Web site, www.vankampen.com. In addition to the semiannual and annual reports that Van Kampen delivers to shareholders and makes available through the Van Kampen public Web site, each trust files a complete schedule of portfolio holdings with the SEC for the trust's first and third fiscal quarters on Form N-Q. Van Kampen does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Van Kampen public Web site. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's Web site, http://www.sec.gov. You may also review and copy them at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC at
       (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's e-mail address (publicinfo@sec.gov) or by writing the Public Reference section of the SEC, Washington, DC 20549-0102.

       You may obtain copies of a trust's fiscal quarter filings by contacting Van Kampen Client Relations at (800) 341-2929.

PROXY VOTING POLICY AND PROCEDURES AND PROXY VOTING RECORD

       You may obtain a copy of the trust's Proxy Voting Policy and Procedures without charge, upon request, by calling toll free (800) 847-2424 or by visiting our Web site at www.vankampen.com. It is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

       You may obtain information regarding how the trust voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 without charge by visiting our Web site at www.vankampen.com. This information is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

VAN KAMPEN SENIOR INCOME TRUST

PORTFOLIO OF INVESTMENTS -- JANUARY 31, 2007 (UNAUDITED)

                                         BANK LOAN
PRINCIPAL                                 RATINGS+
AMOUNT                                 --------------                STATED
(000)                BORROWER          MOODY'S   S&P     COUPON     MATURITY*        VALUE
-----------------------------------------------------------------------------------------------
            VARIABLE RATE** SENIOR LOAN INTERESTS  181.4%
            AEROSPACE/DEFENSE  4.5%
 $   259    Alion Science and
            Technology Corp.,
            Revolving Credit
            Agreement................. Ba3       B+      10.00%     08/02/09     $      252,281
  17,033    Alion Science and
            Technology Corp., Term                      8.36 to    12/31/07 to
            Loan...................... B3        B+      10.86      08/02/09         17,054,531
   2,200    Apptis, Inc., Term Loan... Ba3       B+       8.57      12/20/12          2,216,500
   1,581    ARINC, Inc., Term Loan.... Ba3       BB       7.37      03/10/11          1,588,282
     995    Atlantic Marine Services,
            Term Loan................. B1        B+       7.88      08/02/13          1,004,950
   4,964    DynCorp International,                      7.63 to
            LLC, Term Loan............ Ba2       BB-      7.69      02/11/11          5,005,169
  10,023    IAP Worldwide Services,                     9.69 to    12/30/12 to
            Inc., Term Loan........... B1        B       15.19      06/30/13         10,049,938
   5,373    ILC Industries, Inc., Term
            Loan...................... NR        NR       7.86      02/24/12          5,422,254
   8,813    K&F Industries, Inc., Term
            Loan...................... Ba3       B+       7.32      11/18/12          8,855,973
   2,116    Primus International,
            Inc., Term Loan........... NR        NR       7.82      06/07/12          2,129,634
   3,786    SI International, Inc.,                     7.35 to
            Term Loan................. Ba3       NR       7.46      02/09/11          3,790,807
   3,675    Wesco Aircraft Hardware                     7.57 to    09/29/13 to
            Corp., Term Loan.......... Ba3       B+      11.07      03/28/14          3,714,232
   8,163    Wyle Laboratories, Inc.,                    8.12 to    01/28/11 to
            Term Loan................. NR        B+      11.87      07/28/11          8,239,347
                                                                                 --------------
                                                                                     69,323,898
                                                                                 --------------
            AUTOMOTIVE  9.0%
   1,995    Accument Global
            Technologies, Inc., Term
            Loan...................... B2        B+       8.92      08/11/13          2,009,962
   7,301    Accuride Corp.,
            Term Loan................. Ba3       B+       7.38      01/31/12          7,330,573
     600    Dana Corp., Term Loan..... B3        BB-      7.55      04/13/08            601,129
  15,384    Federal-Mogul Corp.,
            Revolving Credit Agreement
            (c)....................... NR        NR       9.07      07/01/07         15,441,199
  15,521    Federal-Mogul Corp., Term
            Loan (c).................. NR        NR       9.07      07/01/07         15,604,277
  19,250    Ford Motor Co.,
            Term Loan................. Ba3       B        8.36      12/15/13         19,524,043
   3,408    Heartland Automotive
            Holdings, Inc., Term                        9.11 to
            Loan...................... NR        NR       9.12      02/27/12          3,416,472

See Notes to Financial Statements                                              9

VAN KAMPEN SENIOR INCOME TRUST

PORTFOLIO OF INVESTMENTS -- JANUARY 31, 2007 (UNAUDITED) continued

                                         BANK LOAN
PRINCIPAL                                 RATINGS+
AMOUNT                                 --------------                STATED
(000)                BORROWER          MOODY'S   S&P     COUPON     MATURITY*        VALUE
-----------------------------------------------------------------------------------------------
            AUTOMOTIVE (CONTINUED)
 $10,820    MetoKote Corp.,                             8.32 to
            Term Loan................. B2        B+      8.37%      11/27/11     $   10,819,654
  13,500    Oshkosh Truck Corp., Term
            Loan...................... Ba3       BB       7.35      12/06/13         13,587,385
   6,104    Polypore, Inc., Term
            Loan...................... Ba3       B        8.32      11/12/11          6,149,682
   1,496    Precision Partners, Inc.,
            Term Loan................. B2        B+       8.37      10/27/13          1,470,066
   9,879    Sensata Technologies,                       7.09 to
            Inc., Term Loan........... B1        BB-      7.11      04/27/13          9,862,300
   3,818    Tenneco Automotive, Inc.,
            Term Loan................. Ba1       BB-      7.36      12/12/10          3,847,664
  26,456    TRW Automotive, Inc., Term                  6.75 to    01/10/10 to
            Loan...................... Ba1       BB+      6.94      06/30/12         26,441,390
   3,249    United Components, Inc.,
            Term Loan................. Ba3       B+       7.63      06/30/12          3,265,215
                                                                                 --------------
                                                                                    139,371,011
                                                                                 --------------
            BANKING  0.7%
  10,975    Dollar Financial Corp.,                     8.05 to
            Term Loan................. B3        BB-      8.30      10/30/12         11,028,414
                                                                                 --------------

            BEVERAGE, FOOD & TOBACCO  11.3%
  14,925    Acosta Sales Co., Inc.,
            Term Loan................. NR        NR       8.07      07/28/13         15,086,682
   7,146    Advantage Sales &
            Marketing, LLC,                             7.37 to
            Term Loan................. NR        NR       7.46      03/29/13          7,169,882
   8,579    Birds Eye Foods, Inc.,
            Term Loan................. Ba3       B+       8.10      06/30/08          8,600,878
  11,620    Coleman Natural Foods,                      9.87 to    08/22/12 to
            LLC, Term Loan............ NR        NR      13.87      08/22/13         11,364,154
  12,164    Commonwealth Brands, Inc.,
            Term Loan................. NR        NR       7.63      12/22/12         12,322,257
   4,988    DCI Cheese Co.,
            Term Loan................. NR        NR       8.61      08/07/13          4,993,734
  23,121    Dole Food Co., Inc., Term                   5.23 to
            Loan...................... Ba3       B        9.25      04/12/13         23,088,079
   9,350    DS Waters of America,                       7.86 to
            Inc., Term Loan........... B1        CCC+     7.87      10/25/12          9,396,750
   5,061    Farley's & Sathers Candy                    8.11 to    06/15/10 to
            Co., Inc., Term Loan...... NR        NR      11.36      03/24/11          5,076,653
   5,925    Fresh Start Bakeries,                       7.88 to    09/29/13 to
            Inc., Term Loan........... NR        NR      11.13      03/29/14          5,978,719
   2,562    Le-Nature's, Inc., Term                     9.39 to
            Loan (a) (c) (e).......... NR        NR      11.25      03/01/11          1,241,067

 10                                            See Notes to Financial Statements

VAN KAMPEN SENIOR INCOME TRUST

PORTFOLIO OF INVESTMENTS -- JANUARY 31, 2007 (UNAUDITED) continued

                                         BANK LOAN
PRINCIPAL                                 RATINGS+
AMOUNT                                 --------------                STATED
(000)                BORROWER          MOODY'S   S&P     COUPON     MATURITY*        VALUE
-----------------------------------------------------------------------------------------------
            BEVERAGE, FOOD & TOBACCO (CONTINUED)
 $ 6,577    Luigino's, Inc.,
            Term Loan................. B1        B+      8.38%      04/02/11     $    6,618,335
   1,415    Mafco Worldwide Corp.,
            Term Loan................. B1        B+       7.36      12/08/11          1,417,289
   7,843    Michael Foods, Inc., Term
            Loan...................... Ba3       B+       7.35      11/21/10          7,881,061
   5,826    National Dairy Holdings,
            LP, Term Loan............. NR        NR       7.32      03/15/12          5,836,589
   2,640    National Distributing Co.,
            Inc., Term Loan........... NR        NR      11.82      06/22/10          2,646,600
   2,480    OSI Foods GMBH & Co. KG,
            Term Loan................. NR        NR       7.36      09/02/11          2,481,823
   9,504    OSI Group, LLC,                             7.35 to
            Term Loan................. NR        NR       7.36      09/02/11          9,510,604
   7,262    PBM Products, LLC, Term
            Loan...................... NR        NR       8.07      09/29/12          7,316,890
  13,848    Pierre Foods, Inc., Term
            Loan...................... Ba3       B+       7.61      06/30/10         13,938,884
   4,884    Pinnacle Foods, Inc., Term
            Loan...................... Ba3       B+       7.36      11/25/10          4,908,076
     750    Reddy Ice Group, Inc.,
            Term Loan................. Ba3       B+       7.11      08/09/12            750,938
   3,067    Sunny Delight Beverages                     11.35 to
            Co., Term Loan............ Caa1      CCC     11.38      08/20/10          2,999,943
     374    Volume Services America,
            Inc., Revolving Credit
            Agreement................. B2        NR       9.75      04/01/10            367,866
   3,930    Volume Services America,                    8.61 to
            Inc., Term Loan........... B2        NR       9.50      10/01/10          3,944,738
                                                                                 --------------
                                                                                    174,938,491
                                                                                 --------------
            BROADCASTING--CABLE  12.5%
   3,300    Century Cable Holdings,
            LLC, Term Loan (c)........ NR        NR      10.25      06/30/09          3,228,697
   6,600    Cequel Communications,
            LLC, Term Loan (b)........ B1        B+       7.61      11/05/13          6,647,441
  54,569    Charter Communications
            Operating, LLC,
            Term Loan................. B1        B        7.99      04/28/13         55,116,613
  17,520    CSC Holdings, Inc., Term                    7.11 to
            Loan (b).................. Ba2       BB       7.12      03/29/13         17,585,705
   2,354    Frontiervision Operating
            Partners, LP, Revolving
            Credit Agreement (c)
            (g)....................... NR        NR       9.65      06/30/06          2,331,599

See Notes to Financial Statements                                             11

VAN KAMPEN SENIOR INCOME TRUST

PORTFOLIO OF INVESTMENTS -- JANUARY 31, 2007 (UNAUDITED) continued

                                         BANK LOAN
PRINCIPAL                                 RATINGS+
AMOUNT                                 --------------                STATED
(000)                BORROWER          MOODY'S   S&P     COUPON     MATURITY*        VALUE
-----------------------------------------------------------------------------------------------
            BROADCASTING--CABLE (CONTINUED)
 $ 9,593    Frontiervision Operating
            Partners, LP, Term Loan                     9.65 to    09/30/05 to
            (c) (g)................... NR        NR      9.78%      03/31/06     $    9,489,923
  12,760    Hilton Head
            Communications, LP,
            Revolving Credit Agreement
            (c)....................... NR        NR       8.25      09/30/07         12,409,100
  13,373    Hilton Head
            Communications, LP, Term
            Loan (c).................. NR        NR       9.50      03/31/08         13,055,637
   2,976    Knology, Inc., Term
            Loan...................... Ba3       B        7.85      06/29/10          3,002,009
  12,032    MCC Iowa, LLC,                              7.10 to
            Term Loan................. Ba3       BB-      7.37      01/31/15         12,000,202
   2,400    Mediacom Illinois, LLC,                     7.12 to
            Term Loan................. Ba3       BB-      7.27      01/31/15          2,405,143
  57,095    Olympus Cable Holdings,                     9.50 to    06/30/10 to
            LLC, Term Loan (c)........ NR        NR      10.25      09/30/10         55,734,272
                                                                                 --------------
                                                                                    193,006,341
                                                                                 --------------
            BROADCASTING--DIVERSIFIED  0.4%
   5,970    Cumulus Media, Inc., Term                   7.32 to
            Loan...................... Ba3       B        7.37      06/07/13          6,007,933
                                                                                 --------------

            BROADCASTING--RADIO  2.8%
   5,902    CMP KC, LLC, Term Loan.... Caa1      CCC+     9.38      05/03/11          5,909,505
  14,389    CMP Susquehanna Corp.,                      7.38 to
            Term Loan................. Ba3       B        7.44      05/05/13         14,497,205
   3,750    Emmis Operating Co., Term
            Loan...................... B1        B        7.32      11/01/13          3,779,002
   1,784    LBI Media, Inc.,                            6.82 to
            Term Loan................. Ba2       B        6.88      03/31/12          1,771,374
   5,225    Multicultural Radio
            Broadcasting, Inc., Term                    8.10 to    12/18/12 to
            Loan...................... B2        B       11.11      06/18/13          5,243,219
   5,655    NextMedia Operating, Inc.,                  7.32 to    11/15/12 to
            Term Loan................. B1        B        9.82      11/15/13          5,676,637
   2,750    Regent Broadcasting, LLC,
            Term Loan................. B1        B        7.87      11/21/13          2,770,625
   3,421    Spanish Broadcasting
            System, Inc., Term Loan... B1        B        7.12      07/11/12          3,428,605
                                                                                 --------------
                                                                                     43,076,172
                                                                                 --------------

 12                                            See Notes to Financial Statements

VAN KAMPEN SENIOR INCOME TRUST

PORTFOLIO OF INVESTMENTS -- JANUARY 31, 2007 (UNAUDITED) continued

                                         BANK LOAN
PRINCIPAL                                 RATINGS+
AMOUNT                                 --------------                STATED
(000)                BORROWER          MOODY'S   S&P     COUPON     MATURITY*        VALUE
-----------------------------------------------------------------------------------------------
            BROADCASTING--TELEVISION  0.4%
 $ 1,995    Barrington Broadcasting,
            LLC, Term Loan............ Ba3       B       7.57%      08/12/13     $    2,009,340
   4,137    HIT Entertainment, Inc.,
            Term Loan................. Ba3       B        7.60      03/20/12          4,174,494
                                                                                 --------------
                                                                                      6,183,834
                                                                                 --------------
            BUILDINGS & REAL ESTATE  6.4%
   6,667    BioMed Realty, LP, Term
            Loan...................... NR        NR       7.58      05/30/10          6,650,000
   2,500    California Coastal
            Communities, Inc., Term
            Loan...................... NR        NR       8.10      09/15/11          2,503,125
     315    Central Parking Corp.,
            Term Loan................. Baa3      BB-      7.36      03/31/10            315,537
   7,328    Edge-Star Partners, Term                    9.38 to
            Loan...................... NR        NR      15.38      11/18/07          7,321,586
  20,949    Ginn LA CS Borrower, LLC,                   8.36 to    06/08/11 to
            Term Loan................. B1        BB      12.36      06/08/12         19,788,222
   3,200    Kyle Acquisition Group,
            LLC, Term Loan............ NR        NR       8.88      07/20/10          3,235,002
   3,355    Lake at Las Vegas Joint                     10.00 to
            Venture, LLC, Term Loan... B3        CCC+    10.12      11/01/09          3,294,089
   6,000    Landsource Communities
            Development, LLC, Term
            Loan...................... NR        NR       7.88      03/31/10          5,996,250
   4,800    LNR Property Corp., Term
            Loan...................... B2        B+       8.12      07/12/11          4,833,427
   2,382    London Arena & Waterfront
            Finance, LLC, Term Loan... NR        NR       8.85      03/08/12          2,402,842
   2,429    NewKirk Master, LP, Term                    7.08 to
            Loan...................... Ba2       NR       8.75      08/11/08          2,432,922
   4,571    NLV Holdings, LLC, Term                     8.11 to    05/09/11 to
            Loan...................... Caa1      B+      12.36      05/30/12          4,561,633
   3,591    Shea Capital I, LLC, Term
            Loan...................... NR        NR       7.37      10/27/11          3,584,267
   2,481    Shea Mountain House, LLC,
            Term Loan................. NR        NR       7.36      05/11/11          2,478,148
   3,500    South Edge, LLC, Term                       7.13 to    10/31/07 to
            Loan...................... NR        NR       7.38      10/31/09          3,492,345
   2,400    Standard Pacific Corp.,
            Term Loan................. NR        NR       6.87      05/05/13          2,386,500
   5,973    Tamarack Resort, LLC, Term
            Loan...................... NR        NR       8.61      05/19/11          5,875,939

See Notes to Financial Statements                                             13

VAN KAMPEN SENIOR INCOME TRUST

PORTFOLIO OF INVESTMENTS -- JANUARY 31, 2007 (UNAUDITED) continued

                                         BANK LOAN
PRINCIPAL                                 RATINGS+
AMOUNT                                 --------------                STATED
(000)                BORROWER          MOODY'S   S&P     COUPON     MATURITY*        VALUE
-----------------------------------------------------------------------------------------------
            BUILDINGS & REAL ESTATE (CONTINUED)
 $12,000    WCI Communities, Inc, Term
            Loan...................... NR        NR      7.32%      12/23/10     $   11,853,000
   5,820    Yellowstone Development,
            LLC, Term Loan............ NR        NR       7.70      09/30/10          5,792,914
                                                                                 --------------
                                                                                     98,797,748
                                                                                 --------------
            BUSINESS EQUIPMENT & SERVICES  5.5%
  17,940    Affiliated Computer
            Services, Inc., Term                        7.35 to
            Loan...................... Ba2       B+       7.88      03/20/13         18,077,115
  10,150    AlixPartners, LLP, Term
            Loan...................... B1        BB-      7.86      10/12/13         10,273,708
   2,985    Contec, LLC, Term Loan.... NR        NR       8.63      06/15/12          2,992,463
   5,224    Crawford & Co.,
            Term Loan................. B1        BB-      7.86      10/30/13          5,252,102
   4,489    First American Payment
            Systems, LP, Term Loan.... NR        NR       8.63      10/06/13          4,516,805
   2,079    InfoUSA, Inc., Term
            Loan...................... Ba2       BB       7.12      02/14/12          2,081,599
                                                        9.57 to
   4,092    Katun Corp., Term Loan.... NR        BB-      9.59      06/30/09          4,092,011
   8,250    NCO Financial Systems,
            Term Loan................. Ba3       B+       8.38      05/15/13          8,322,188
     278    ProQuest Co., Revolving
            Credit Agreement.......... NR        NR       9.07      01/31/10            276,314
  10,682    Sedgwick Claims Management
            Services, Inc., Term
            Loan...................... B1        B+       7.61      01/31/13         10,706,753
   2,750    Verifone, Inc., Term                        7.10 to
            Loan...................... B1        BB-      7.12      10/31/13          2,760,313
  15,212    VNU, Inc., Term Loan...... B1        B+       7.61      08/09/13         15,350,166
                                                                                 --------------
                                                                                     84,701,537
                                                                                 --------------
            CHEMICALS, PLASTICS & RUBBER  11.1%
   1,098    American Pacific Corp.,
            Term Loan................. Ba2       B        9.37      11/30/10          1,099,826
   3,900    Basell North America
            (Netherlands), Term                         7.60 to    09/07/13 to
            Loan...................... Ba3       B+       8.35      09/07/14          3,946,313
   2,125    Becker-Underwood, Inc.,                                03/31/10 to
            Term Loan................. NR        NR       5.36      09/30/11          2,123,565
  11,400    Brenntag Holdings GmbH &                    7.89 to    01/20/14 to
            Co. KG, Term Loan......... B2        B       11.89      07/17/15         11,553,180
   1,760    Celanese, AG (Germany),
            Term Loan................. Ba3       BB-      7.11      04/06/11          1,771,784
  10,167    Ferro Corp., Term Loan.... NR        B+       8.07      06/06/12         10,153,958
   4,320    Fibervisions Delaware
            Corp., Term Loan.......... B1        B        8.86      03/31/13          4,060,937
   4,863    Georgia Gulf Corp., Term
            Loan (b).................. Ba2       BB       7.32      10/03/13          4,901,020

 14                                            See Notes to Financial Statements

VAN KAMPEN SENIOR INCOME TRUST

PORTFOLIO OF INVESTMENTS -- JANUARY 31, 2007 (UNAUDITED) continued

                                         BANK LOAN
PRINCIPAL                                 RATINGS+
AMOUNT                                 --------------                STATED
(000)                BORROWER          MOODY'S   S&P     COUPON     MATURITY*        VALUE
-----------------------------------------------------------------------------------------------
            CHEMICALS, PLASTICS & RUBBER (CONTINUED)
 $25,380    Hexion Specialty
            Chemicals, Inc., Term
            Loan...................... Ba3       B       7.88%      05/05/13     $   25,516,417
  33,005    Huntsman International,
            LLC, Term Loan (b)........ Ba3       BB-      7.07      08/16/12         33,223,818
   8,910    Ineos Holdings, Ltd., Term                  7.61 to    12/16/13 to
            Loan...................... Ba3       B+       8.11      12/23/14          9,025,090
   9,237    INVISTA (Netherlands),                      6.86 to    04/30/10 to
            Term Loan................. Ba1       BB       6.88      04/29/11          9,258,413
  10,124    ISP Chemco, Inc., Term
            Loan...................... Ba3       BB-      7.38      02/16/13         10,211,291
  14,887    Kraton Polymers, LLC, Term
            Loan...................... Ba3       B+       7.38      05/12/13         15,017,766
   3,315    Lucite International Group
            Holdings, Ltd., Term
            Loan...................... B1        B+       8.07      07/07/13          3,351,665
   1,069    Nusil Technology, LLC,
            Term Loan................. NR        NR       8.07      10/24/13          1,077,219
   5,554    PQ Corp., Term Loan....... Ba2       B+       7.37      02/10/12          5,582,514
  13,797    Rockwood Specialties
            Group, Inc., Term Loan
            (b)....................... Ba2       NR       7.36      12/13/13         13,900,284
   6,450    Wellman, Inc., Term
            Loan...................... Caa1      CCC     12.12      02/10/10          5,751,750
                                                                                 --------------
                                                                                    171,526,810
                                                                                 --------------
            CONSTRUCTION MATERIAL  3.1%
  11,880    AXIA, Inc., Term Loan..... B2        B        8.62      12/21/12         11,583,000
   4,389    Beacon Sales Acquisition,
            Inc., Term Loan........... NR        NR       7.36      09/30/13          4,410,945
   2,512    Brand Services, Inc., Term
            Loan...................... Ba3       B        9.50      01/15/12          2,516,475
   1,144    Builders FirstSource,
            Inc., Term Loan........... Ba2       BB-      7.86      08/11/11          1,145,186
   4,938    Building Materials
            Holdings Corp., Term
            Loan...................... Ba2       BB       7.86      11/10/13          5,011,689
   6,916    Contech Construction
            Products, Inc., Term                        7.32 to
            Loan...................... Ba3       B+       7.35      01/31/13          6,965,300
   1,500    Custom Building Products,
            Inc., Term Loan........... NR        NR      10.36      04/29/12          1,492,188
   1,250    Foster Wheeler, LLC, Term
            Loan...................... Ba1       B+       5.26      09/13/11          1,257,812
                                                        7.35 to
   1,191    Nortek, Inc., Term Loan... Ba2       B        9.25      08/27/11          1,194,287
   3,351    Panolam Industries
            International, Inc.
            (Canada), Term Loan....... Ba3       B+       8.11      09/30/12          3,361,008
   2,388    Pro-Build Holdings, Inc.,
            Term Loan................. Ba3       NR       7.11      06/29/13          2,388,015

See Notes to Financial Statements                                             15

VAN KAMPEN SENIOR INCOME TRUST

PORTFOLIO OF INVESTMENTS -- JANUARY 31, 2007 (UNAUDITED) continued

                                         BANK LOAN
PRINCIPAL                                 RATINGS+
AMOUNT                                 --------------                STATED
(000)                BORROWER          MOODY'S   S&P     COUPON     MATURITY*        VALUE
-----------------------------------------------------------------------------------------------
            CONSTRUCTION MATERIAL (CONTINUED)
 $ 5,675    Professional Paint, Inc.,                   7.63 to    05/31/12 to
            Term Loan................. NR        NR      11.13%     05/31/13     $    5,689,265
     894    Sensus Metering Systems,                    7.34 to
            Inc., Term Loan........... Ba3       B+       7.47      12/17/10            891,931
     969    Werner Holdings Co., Inc.,
            Term Loan (a) (c)......... NR        NR      17.25      06/11/09                  0
                                                                                 --------------
                                                                                     47,907,101
                                                                                 --------------
            CONTAINERS, PACKAGING & GLASS  4.4%
   2,388    Altivity Packaging LLC,                     7.58 to
            Term Loan................. Ba3       BB-      7.61      06/30/13          2,416,954
   3,773    Anchor Glass Container                      7.61 to
            Corp., Term Loan.......... NR        NR       7.62      05/03/13          3,782,884
     964    Captive Plastics, Inc.,
            Term Loan................. NR        NR       8.11      08/18/11            969,840
   1,755    Consolidated Container
            Corp., LLC, Term Loan..... Ba3       B-       8.63      12/15/08          1,763,775
   4,785    Covalence Specialty
            Materials Corp.,                            7.38 to    05/18/13 to
            Term Loan................. Ba3       B+       8.63      08/16/13          4,774,920
   1,782    Crown Americas, Inc., Term
            Loan...................... Baa3      BB-      7.12      11/15/12          1,788,014
   5,990    Graham Packaging Co., Term                  7.63 to    10/07/11 to
            Loan...................... B2        B        9.63      04/07/12          6,048,054
   1,108    Graphic Packaging
            International Corp.,
            Revolving
            Credit Agreement.......... Ba2       B+       8.36      08/08/09          1,086,923
  13,144    Graphic Packaging
            International Corp., Term                   7.82 to
            Loan...................... Ba2       B+       7.87      08/08/10         13,310,656
     777    Kranson Industries, Inc.,
            Revolving                                   8.07 to
            Credit Agreement.......... NR        NR      10.00      07/31/13            773,545
   9,975    Kranson Industries, Inc.,
            Term Loan................. NR        NR       8.11      07/31/13         10,031,109
   5,975    Packaging Dynamics, Term
            Loan...................... NR        BB-      7.36      06/09/13          5,982,469
   3,790    Ranpak Corp., Term Loan... NR        NR       7.86      12/14/11          3,802,872
   1,209    Smurfit-Stone Container
            Corp., Revolving Credit                     2.50 to
            Agreement................. Ba1       B+       9.75      11/01/09          1,196,910
   6,268    Smurfit-Stone Container
            Corp., Term Loan.......... Ba1       B+       7.63      11/01/11          6,331,162

 16                                            See Notes to Financial Statements

VAN KAMPEN SENIOR INCOME TRUST

PORTFOLIO OF INVESTMENTS -- JANUARY 31, 2007 (UNAUDITED) continued

                                         BANK LOAN
PRINCIPAL                                 RATINGS+
AMOUNT                                 --------------                STATED
(000)                BORROWER          MOODY'S   S&P     COUPON     MATURITY*        VALUE
-----------------------------------------------------------------------------------------------
            CONTAINERS, PACKAGING & GLASS (CONTINUED)
 $ 2,738    Solo Cup, Inc.,                             8.82 to    02/27/11 to
            Term Loan................. Caa1      CCC-    11.57%     03/31/12     $    2,797,155
     993    Unifrax Corp., Term
            Loan...................... Ba3       B        7.63      05/02/13            996,532
                                                                                 --------------
                                                                                     67,853,774
                                                                                 --------------
            DIVERSIFIED MANUFACTURING  3.0%
   2,288    Arnold Magnectic
            Technologies Corp., Term                    9.09 to    03/06/11 to
            Loan...................... NR        NR      11.50      03/06/12          2,276,299
   8,650    Babcock & Wilcox Co., Term
            Loan...................... Ba2       B+       8.32      02/22/12          8,704,063
   4,228    Chart Industries, Inc.,                     7.38 to
            Term Loan................. Ba2       B+       7.44      10/17/12          4,246,082
   4,500    Euramax International,
            Inc., Term Loan........... B1        B       12.36      06/29/13          4,432,559
   6,484    MW Industries, Inc., Term
            Loan...................... NR        NR       8.37      11/01/13          6,516,169
  14,025    Mueller Group, Inc., Term                   7.36 to
            Loan...................... B1        BB-      7.37      10/03/12         14,133,157
                                                        7.63 to    06/30/12 to
   6,731    X-Rite, Inc., Term Loan... Ba3       B+      10.37      06/30/13          6,746,250
                                                                                 --------------
                                                                                     47,054,579
                                                                                 --------------
            DURABLE CONSUMER PRODUCTS  0.3%
   4,115    Brown Jordan
            International, Inc., Term                   9.38 to
            Loan...................... NR        NR      11.25      04/30/12          4,140,404
                                                                                 --------------

            ECOLOGICAL  4.7%
  18,186    Allied Waste North
            America, Inc., Term Loan                    7.12 to
            (b)....................... Ba3       BB       7.21      01/15/12         18,281,878
   2,500    Casella Waste Systems,
            Inc., Term Loan........... NR        NR       7.37      04/28/10          2,506,250
  15,416    Energy Solutions, LLC,                      7.57 to    06/07/11 to
            Term Loan................. B2        BB       7.63      06/07/13         15,556,163
   7,657    Environmental Systems
            Products Holdings, Term                     8.82 to    12/12/08 to
            Loan...................... B3        NR      15.37      12/12/10          7,694,844
   3,861    LVI Services, Inc., Term
            Loan...................... NR        NR      10.36      11/16/11          3,629,340
   6,400    Synagro Technologies,
            Inc., Term Loan........... NR        B+       7.63      06/21/12          6,412,000
   3,000    WasteQuip, Inc.,
            Term Loan................. B1        NR      12.50      07/15/12          3,030,000

See Notes to Financial Statements                                             17

VAN KAMPEN SENIOR INCOME TRUST

PORTFOLIO OF INVESTMENTS -- JANUARY 31, 2007 (UNAUDITED) continued

                                         BANK LOAN
PRINCIPAL                                 RATINGS+
AMOUNT                                 --------------                STATED
(000)                BORROWER          MOODY'S   S&P     COUPON     MATURITY*        VALUE
-----------------------------------------------------------------------------------------------
            ECOLOGICAL (CONTINUED)
 $   467    Waste Services, Inc.,
            Revolving
            Credit Agreement.......... Ba3       B       10.75%     04/29/09     $      459,667
  15,034    Waste Services, Inc., Term
            Loan...................... Ba3       B        8.08      03/31/11         15,090,214
                                                                                 --------------
                                                                                     72,660,356
                                                                                 --------------
            EDUCATION & CHILD CARE  1.0%
   4,027    Educate Operating Co.,
            LLC, Term Loan............ Ba3       NR       9.36      03/31/12          3,966,518
  11,402    Education Management
            Corp., Term Loan.......... B2        B        7.88      06/01/13         11,518,774
                                                                                 --------------
                                                                                     15,485,292
                                                                                 --------------
            ELECTRONICS  7.4%
   7,428    AMI Semiconductor, Inc.,
            Term Loan................. Ba3       BB-      6.82      04/01/12          7,423,301
   5,318    Amkor Technology, Inc.,
            Term Loan................. B1        B-       9.87      10/27/10          5,513,184
   3,673    Audio Visual Services
            Corp., Term Loan.......... Ba3       NR       7.82      05/18/11          3,686,543
   4,178    Automata, Inc., Term Loan                   7.25 to    02/28/03 to
            (a) (c) (g)............... NR        NR      10.75      02/28/04                  0
     488    Blackboard, Inc., Term
            Loan...................... Ba3       B+       7.57      02/28/12            491,660
  15,918    Dealer Computer Services,                   7.85 to    10/26/12 to
            Inc., Term Loan........... Ba2       BB-     10.85      10/26/13         16,101,034
   1,500    Deutsche Connector Group,                   7.83 to    06/22/14 to
            Term Loan................. NR        NR       8.08      06/22/15          1,518,047
   2,914    DoubleClick, Inc., Term                     9.38 to
            Loan...................... Ba3       B        9.48      07/13/12          2,917,665
     808    Eastman Kodak Co., Term
            Loan...................... Ba3       B+       7.57      10/18/12            811,107
   2,978    Epicor Software Corp.,                      7.81 to
            Term Loan................. Ba3       B+       9.15      03/30/12          2,990,526
   2,000    GXS Worldwide, Inc., Term                   10.36 to
            Loan...................... Ba3       B+      10.38      07/29/11          2,030,000
   4,988    Infor Enterprise Solutions
            Holdings, Inc., Term
            Loan...................... B1        B        9.12      07/28/12          5,035,202
   3,786    ON Semiconductor Corp.,
            Term Loan................. B3        B+       7.61      12/15/11          3,796,841
   5,137    Open Text Corp.,
            Term Loan................. Ba3       BB-      7.86      10/02/13          5,169,232
  15,712    Spectrum Brands, Inc.,                      8.57 to
            Term Loan................. B1        B-       8.63      02/06/12         15,788,844

 18                                            See Notes to Financial Statements

VAN KAMPEN SENIOR INCOME TRUST

PORTFOLIO OF INVESTMENTS -- JANUARY 31, 2007 (UNAUDITED) continued

                                         BANK LOAN
PRINCIPAL                                 RATINGS+
AMOUNT                                 --------------                STATED
(000)                BORROWER          MOODY'S   S&P     COUPON     MATURITY*        VALUE
-----------------------------------------------------------------------------------------------
            ELECTRONICS (CONTINUED)
 $   597    Stratus Technologies,                       8.36 to
            Inc., Term Loan........... B1        B-      8.37%      03/29/11     $      596,254
      16    Sungard Data Systems,
            Inc., Revolving Credit
            Agreement................. Ba3       B+       9.75      08/11/11             15,768
  30,851    Sungard Data Systems,
            Inc., Term Loan........... Ba3       B+       7.88      02/11/13         31,174,479
                                                        7.07 to
   8,666    UGS Corp., Term Loan...... Ba2       B+       7.11      03/31/12          8,687,933
                                                                                 --------------
                                                                                    113,747,620
                                                                                 --------------
            ENTERTAINMENT & LEISURE  11.2%
   2,947    Alliance Atlantis
            Communications, Inc., Term
            Loan...................... Ba1       BB       6.86      12/20/11          2,949,342
   2,970    AMC Entertainment, Inc.,
            Term Loan................. Ba1       B+       7.45      01/26/13          3,000,707
   7,568    Bombardier Capital, Inc.,                   7.86 to
            Term Loan................. B1        B+       9.75      06/28/13          7,618,813
  19,058    Cedar Fair, LP, Term Loan                   7.82 to
            (b)....................... Ba3       BB-      9.75      08/30/12         19,255,628
   5,486    Cinemark USA, Inc., Term
            Loan...................... Ba2       B        7.38      10/05/13          5,547,114
  10,578    Fender Musical Instruments                  8.08 to    03/30/12 to
            Corp., Term Loan.......... Caa1      B-      11.33      09/30/12         10,676,565
   1,154    Metro-Goldwyn-Mayer
            Studios, Inc., Revolving
            Credit Agreement.......... NR        NR       8.61      04/08/10          1,105,769
  48,997    Metro-Goldwyn-Mayer
            Studios, Inc., Term
            Loan (b).................. NR        NR       8.61      04/08/12         49,159,780
   4,957    Mets, LP, Term Loan....... NR        NR       7.44      07/25/10          4,969,536
     422    Movie Gallery, Inc., Term
            Loan (h).................. B3        CCC+    10.37      04/27/10            418,800
   5,157    Panavision, Inc.,                           8.36 to
            Term Loan................. Ba3       B        8.37      03/30/11          5,202,143
   8,820    Pure Fishing, Inc., Term                    8.61 to    09/30/10 to
            Loan...................... Ba3       B       11.38      03/31/11          8,786,188
  22,996    Regal Cinemas, Inc., Term
            Loan...................... Ba2       BB-      7.11      11/10/10         23,058,018
   1,284    Six Flags Theme Parks,
            Inc., Revolving Credit                      8.57 to
            Agreement................. Ba3       B-       8.62      06/30/08          1,278,016
   6,532    Six Flags Theme Parks,                      8.61 to
            Inc., Term Loan........... Ba3       B-       8.62      06/30/09          6,614,037

See Notes to Financial Statements                                             19

VAN KAMPEN SENIOR INCOME TRUST

PORTFOLIO OF INVESTMENTS -- JANUARY 31, 2007 (UNAUDITED) continued

                                         BANK LOAN
PRINCIPAL                                 RATINGS+
AMOUNT                                 --------------                STATED
(000)                BORROWER          MOODY'S   S&P     COUPON     MATURITY*        VALUE
-----------------------------------------------------------------------------------------------
            ENTERTAINMENT & LEISURE (CONTINUED)
 $ 6,000    Southwest Sports Group,
            LLC, Term Loan............ NR        NR      7.88%      12/22/10     $    6,001,878
   4,080    Tigers Ballpark, LLC, Term
            Loan...................... NR        NR       7.13      08/15/10          4,080,000
   8,228    True Temper Sports, Inc.,                   7.85 to
            Term Loan................. Ba3       B        8.00      03/15/11          8,238,309
   5,553    Universal City Development                  7.36 to
            Partners, LP, Term Loan... Ba1       BB-      7.38      06/09/11          5,580,491
                                                                                 --------------
                                                                                    173,541,134
                                                                                 --------------
            FARMING & AGRICULTURE  0.9%
                                                        7.10 to
   1,650    Mosaic Co., Term Loan..... Ba1       BB       7.13      11/25/13          1,665,812
     971    Nutro Products, Inc., Term
            Loan...................... Ba3       B        7.36      04/26/13            977,901
  10,425    Wm. Bolthouse Farms, Inc.,                  7.63 to    12/16/12 to
            Term Loan................. B1        B-      10.86      12/16/13         10,496,684
                                                                                 --------------
                                                                                     13,140,397
                                                                                 --------------
            FINANCE  3.9%
   3,121    DCS Business Services,                      9.57 to    02/04/11 to
            Inc., Term Loan........... NR        NR      11.32      08/04/11          3,113,211
   7,700    Grosvenor Capital
            Management Holdings, LLP,
            Term Loan................. NR        NR       7.63      12/05/13          7,743,313
   6,316    iPayment, Inc.,                             7.32 to
            Term Loan................. B1        B        7.36      05/10/13          6,304,248
   9,943    LPL Holdings, Inc., Term
            Loan...................... B2        B        8.11      06/28/13         10,065,230
   2,475    Munder Capital Management,
            Term Loan................. Ba2       BB+      7.36      12/29/12          2,487,375
   8,575    Outsourcing Solutions,
            Inc., Term Loan........... NR        NR      10.82      09/30/10          8,446,859
  10,100    Oxford Acquisition III,
            Ltd., Term Loan........... Ba2       BB+      7.75      10/20/14         10,196,263
   4,800    Riskmetrics Group
            Holdings, LLC, Term                         7.57 to    01/11/14 to
            Loan...................... Ba3       B+      10.82      07/11/14          4,849,906
   6,733    Transfirst Holdings, Inc.,                  7.87 to    08/15/12 to
            Term Loan................. B1        B+      11.62      08/15/13          6,788,597
                                                                                 --------------
                                                                                     59,995,002
                                                                                 --------------
            FOOD PRODUCTS  0.1%
   1,500    Interstate Brands Corp.,                               07/19/01 to
            Term Loan (a) (c)......... NR        NR       7.50      07/19/07          1,473,750
                                                                                 --------------

            GROCERY  0.8%
  11,887    Roundy's Supermarkets,                      8.11 to
            Inc., Term Loan........... Ba3       B+       8.13      11/03/11         12,009,290
                                                                                 --------------

 20                                            See Notes to Financial Statements

VAN KAMPEN SENIOR INCOME TRUST

PORTFOLIO OF INVESTMENTS -- JANUARY 31, 2007 (UNAUDITED) continued

                                         BANK LOAN
PRINCIPAL                                 RATINGS+
AMOUNT                                 --------------                STATED
(000)                BORROWER          MOODY'S   S&P     COUPON     MATURITY*        VALUE
-----------------------------------------------------------------------------------------------
            HEALTH & BEAUTY  2.6%
 $ 7,683    American Safety Razor Co.,                  7.86 to    07/31/13 to
            Term Loan................. B1        B       11.72%     01/30/14     $    7,782,119
   7,928    Bare Escentuals Beauty,
            Inc., Term Loan........... B2        B        7.82      02/18/12          7,977,153
   4,292    CEI Holdings, Inc., Term                    8.83 to    12/03/10 to
            Loan...................... NR        NR      13.13      12/03/11          4,292,062
   6,568    Marietta Intermediate
            Holdings Corp.,                             12.00 to   12/17/10 to
            Term Loan................. NR        NR      16.50      12/17/11          5,717,674
  14,929    Prestige Brands Holdings,
            Inc., Term Loan........... Ba3       B+       7.71      04/06/11         15,056,338
                                                                                 --------------
                                                                                     40,825,346
                                                                                 --------------
            HEALTHCARE  13.7%
   9,586    American Medical Systems,                   7.63 to
            Inc., Term Loan........... Ba3       BB-      7.81      07/20/12          9,597,941
   1,191    Ameripath, Inc.,
            Term Loan................. Ba2       BB-      7.36      10/31/12          1,192,935
  14,252    Capella Healthcare, Inc.,                   8.36 to    11/30/12 to
            Term Loan................. Caa2      B       11.36      11/30/13         14,350,765
  28,277    Community Health Systems,                   7.11 to    08/19/11 to
            Inc., Term Loan........... Ba3       BB-      7.12      02/29/12         28,360,948
   5,768    Concentra Operating Corp.,                  7.36 to
            Term Loan................. Ba2       B+       7.40      09/30/11          5,791,776
   5,428    CRC Health Corp., Term                      7.61 to
            Loan...................... Ba3       B        7.86      02/06/13          5,491,188
     983    Diagnostic Imaging Group,
            LLC, Term Loan............ B1        B        8.94      05/04/12            982,500
   6,922    DSI Renal, Inc.,
            Term Loan................. NR        NR       7.63      03/31/13          6,948,066
   1,093    Emdeon Business Services,
            LLC, Term Loan............ B1        B+       7.87      11/16/13          1,099,317
   2,650    FHC Health Systems, Inc.,                   12.12 to
            Term Loan................. Ba3       B       14.12      12/18/09          2,729,661
   1,080    Genoa Healthcare Group,                     8.35 to
            LLC, Term Loan............ Ba3       B       10.25      08/10/12          1,082,414
     596    Golden Gate National
            Senior Care, LLC, Term
            Loan...................... Ba3       B+       8.11      03/14/11            599,842
   2,616    Harlan Sprague Dawley,                      7.87 to
            Inc., Term Loan........... B1        B+       9.75      12/19/11          2,631,973
                                                        7.86 to    11/17/12 to
  51,700    HCA, Inc., Term Loan...... Ba3       BB       8.11      11/17/13         52,203,188
   4,086    HealthCare Partners, LLC,
            Term Loan................. Ba2       BB       7.10      10/31/13          4,102,315

See Notes to Financial Statements                                             21

VAN KAMPEN SENIOR INCOME TRUST

PORTFOLIO OF INVESTMENTS -- JANUARY 31, 2007 (UNAUDITED) continued

                                         BANK LOAN
PRINCIPAL                                 RATINGS+
AMOUNT                                 --------------                STATED
(000)                BORROWER          MOODY'S   S&P     COUPON     MATURITY*        VALUE
-----------------------------------------------------------------------------------------------
            HEALTHCARE (CONTINUED)
 $42,800    Lifepoint Hospitals, Inc.,
            Term Loan................. Ba3       BB-     6.95%      04/15/12     $   42,770,653
     875    Matria Healthcare, Inc.,                    7.36 to
            Term Loan................. Ba3       B+       7.37      01/19/12            879,694
  27,564    Multiplan, Inc., Term
            Loan...................... B1        B+       7.82      04/12/13         27,654,498
   3,017    Sterigenics International,
            Inc., Term Loan........... B2        B+       7.86      11/21/13          3,027,811
     595    US Oncology Holdings,
            Inc., Term Loan........... Ba3       B+       7.63      08/20/11            598,801
                                                                                 --------------
                                                                                    212,096,286
                                                                                 --------------
            HOME & OFFICE FURNISHINGS, HOUSEWARES & DURABLE
            CONSUMER PRODUCTS  1.7%
   2,978    Formica Corp.,
            Term Loan................. B1        B        8.36      03/15/13          2,977,500
   5,311    Hunter Fan Co.,
            Term Loan................. Ba3       B        7.90      03/24/12          5,230,843
  11,100    National Bedding Co., LLC,
            Term Loan................. B3        B+      10.36      08/31/12         11,252,625
   6,980    Quality Home Brands
            Holdings, LLC,                              8.14 to    12/20/12 to
            Term Loan................. Caa1      CCC+    11.94      06/20/13          7,013,307
                                                                                 --------------
                                                                                     26,474,275
                                                                                 --------------
            HOTELS, MOTELS, INNS & GAMING  4.2%
   1,409    Alliance Gaming Corp.,
            Term Loan................. NR        B-       8.61      09/04/09          1,414,254
   9,377    Greektown Casino, LLC,
            Term Loan................. Ba3       B        7.89      12/03/12          9,458,544
   4,863    Green Valley Ranch Gaming,
            LLC, Term Loan............ NR        NR       7.36      12/17/11          4,868,570
   1,650    Greenwood Racing, Inc.,
            Term Loan................. B2        B+       7.60      11/28/11          1,664,438
   6,233    Herbst Gaming, Inc., Term                   7.24 to
            Loan...................... Ba3       B+       7.25      12/02/11          6,284,758
   1,740    Interstate Operating Co.,
            LP, Term Loan............. NR        B        9.88      01/14/08          1,753,393
   7,729    Kuilima Resort Co., Term
            Loan...................... NR        NR      11.82      09/30/11          7,526,402
                                                        6.37 to
   7,500    MGM Mirage, Term Loan..... Ba2       BB       6.43      10/03/11          7,410,938
     600    Pinnacle Entertainment,
            Term Loan................. B1        BB-      7.32      12/14/11            604,350
   1,737    Scientific Games Corp.,
            Term Loan................. Ba1       BB       6.57      12/23/09          1,734,704

 22                                            See Notes to Financial Statements

VAN KAMPEN SENIOR INCOME TRUST

PORTFOLIO OF INVESTMENTS -- JANUARY 31, 2007 (UNAUDITED) continued

                                         BANK LOAN
PRINCIPAL                                 RATINGS+
AMOUNT                                 --------------                STATED
(000)                BORROWER          MOODY'S   S&P     COUPON     MATURITY*        VALUE
-----------------------------------------------------------------------------------------------
            HOTELS, MOTELS, INNS & GAMING (CONTINUED)
 $ 2,890    Venetian Casino Resorts,
            LLC, Revolving Credit
            Agreement................. NR        BB-     7.12%      02/22/10     $    2,872,255
   5,700    Venetian Macau, Ltd., Term
            Loan...................... B1        BB-      8.12      05/26/13          5,771,250
   7,675    Wembley, Inc., Term                         7.83 to    08/23/11 to
            Loan...................... Ba3       B+       9.70      07/18/12          7,782,035
   5,000    Yonkers Racing Corp., Term
            Loan...................... NR        NR       8.88      08/12/11          5,062,500
                                                                                 --------------
                                                                                     64,208,391
                                                                                 --------------
            INSURANCE  3.0%
   4,119    American Wholesale
            Insurance Group, Inc.,                      8.32 to    10/27/11 to
            Term Loan................. NR        B       12.82      04/27/12          4,128,849
   4,988    Applied Systems Inc., Term                  8.11 to
            Loan...................... NR        NR       8.18      09/26/13          5,017,116
  11,426    ARG Holdings, LLC, Term                     8.38 to    11/30/11 to
            Loan...................... B2        NR      12.69      11/30/12         11,511,254
   2,985    Audatex North America,
            Inc., Term Loan........... Ba3       B+       7.61      04/13/13          3,011,119
   3,804    CCC Information Services
            Group, Inc., Term Loan.... NR        NR       7.87      02/10/13          3,823,467
   7,500    Concord Re, Ltd., Term
            Loan...................... Ba2       BB+      9.61      02/29/12          7,612,500
   1,567    Mitchell International,
            Inc., Term Loan........... B1        B+       7.37      08/15/11          1,574,921
   2,993    USI Holdings Corp., Term
            Loan...................... B1        NR       7.61      08/11/08          2,996,241
   7,124    Vertafore, Inc.,                            7.87 to    01/31/12 to
            Term Loan................. NR        NR      11.46      01/31/13          7,213,527
                                                                                 --------------
                                                                                     46,888,994
                                                                                 --------------
            MACHINERY  1.6%
   9,059    Alliance Laundry Holdings,                  7.57 to
            LLC, Term Loan............ Ba3       B        7.60      01/27/12          9,138,729
   3,650    Douglas Dynamics, LLC,
            Term Loan................. Ba2       BB-      7.11      12/16/10          3,641,205
     913    FR X Ohmstede Acquisitions
            Co.,
            Term Loan................. B2        B-       8.44      08/09/13            926,739
   1,647    Gleason Corp.,
            Term Loan................. NR        NR       7.88      06/30/13          1,660,657
   4,315    Goodman Global Holdings,
            Inc., Term Loan........... Ba2       B+       7.13      12/23/11          4,322,300

See Notes to Financial Statements                                             23

VAN KAMPEN SENIOR INCOME TRUST

PORTFOLIO OF INVESTMENTS -- JANUARY 31, 2007 (UNAUDITED) continued

                                         BANK LOAN
PRINCIPAL                                 RATINGS+
AMOUNT                                 --------------                STATED
(000)                BORROWER          MOODY'S   S&P     COUPON     MATURITY*        VALUE
-----------------------------------------------------------------------------------------------
            MACHINERY (CONTINUED)
 $ 3,996    Stolle Machinery Co., LLC,                  7.86 to    09/29/12 to
            Term Loan................. Caa1      B       11.36%     09/29/13     $    4,037,628
   1,101    United Rentals (North
            America), Inc., Term
            Loan...................... Ba1       BB-      7.32      02/14/11          1,113,496
                                                                                 --------------
                                                                                     24,840,754
                                                                                 --------------
            MEDICAL PRODUCTS & SERVICES  2.2%
   2,376    Accellent, Inc.,
            Term Loan................. B1        BB-      7.37      11/22/12          2,378,970
   8,170    AGA Medical Corp., Term                     7.35 to
            Loan...................... B1        B+       7.37      04/28/13          8,175,164
   4,196    Conmed Corp.,                               7.32 to
            Term Loan................. Ba2       BB-      9.25      04/12/13          4,198,409
  12,959    DaVita, Inc., Term                          7.32 to
            Loan (b).................. Ba2       BB-      7.69      10/05/12         13,072,745
   3,958    Fresenius Medical Care
            Holding, Inc., Term                         6.74 to
            Loan...................... NR        BB+      6.75      03/31/13          3,951,654
   2,590    VWR International, Inc.,
            Term Loan................. Ba2       B+       7.61      04/07/11          2,598,433
                                                                                 --------------
                                                                                     34,375,375
                                                                                 --------------
            MINING, STEEL, IRON & NON-PRECIOUS METALS  1.1%
   5,457    John Maneely Co., Term                      8.57 to
            Loan...................... B3        B+       8.62      12/08/13          5,472,206
   4,688    New Enterprise Stone &
            Lime Co., Inc.,                             7.62 to
            Term Loan................. NR        NR       9.25      07/30/10          4,711,405
   6,581    Novelis, Inc., Term
            Loan...................... Ba2       BB-      7.62      01/07/12          6,609,697
                                                                                 --------------
                                                                                     16,793,308
                                                                                 --------------
            NATURAL RESOURCES  2.3%
     319    Boston Generating, LLC,
            Revolving
            Credit Agreement.......... B1        B+       7.62      12/20/13            321,707
   9,381    Boston Generating, LLC,                     5.24 to
            Term Loan................. B1        B+       7.60      12/20/13          9,472,266
   4,200    CDX Funding, LLC, Term
            Loan...................... NR        NR      10.61      03/31/13          4,222,315
   5,318    El Paso Corp., Term
            Loan...................... Ba3       B+       7.32      08/01/11          5,348,958
   2,500    Exco Partners Operating,                    11.38 to
            LP, Term Loan............. NR        NR      11.44      10/02/11          2,532,032
   1,100    Hudson Products Holdings,                   8.11 to
            Inc., Term Loan........... B1        B        8.12      12/05/13          1,109,625
   2,376    Key Energy Services Group,                  7.82 to
            Inc., Term Loan........... NR        NR       7.86      06/30/12          2,390,850
   2,518    SemCrude, LP,                               7.57 to
            Term Loan................. Ba2       NR       7.60      03/16/11          2,541,147

 24                                            See Notes to Financial Statements

VAN KAMPEN SENIOR INCOME TRUST

PORTFOLIO OF INVESTMENTS -- JANUARY 31, 2007 (UNAUDITED) continued

                                         BANK LOAN
PRINCIPAL                                 RATINGS+
AMOUNT                                 --------------                STATED
(000)                BORROWER          MOODY'S   S&P     COUPON     MATURITY*        VALUE
-----------------------------------------------------------------------------------------------
            NATURAL RESOURCES (CONTINUED)
 $ 1,566    Targa Resources, Inc.,                      7.61 to
            Term Loan................. B1        B+      7.62%      10/31/12     $    1,577,515
   5,500    Willbros USA, Inc., Term
            Loan...................... NR        NR      10.25      10/27/09          5,520,625
                                                                                 --------------
                                                                                     35,037,040
                                                                                 --------------
            NON-DURABLE CONSUMER PRODUCTS 2.3%
  13,163    Aearo Technologies, Inc.,                   7.86 to    03/24/13 to
            Term Loan................. Caa1      CCC+    11.86      09/24/13         13,329,613
   4,173    Amscan Holdings, Inc.,                      8.38 to
            Term Loan................. Ba3       B+       8.39      12/23/12          4,227,399
   2,750    Chattem, Inc., Term                         7.11 to
            Loan...................... Ba3       BB-      9.00      01/02/13          2,767,188
   5,485    Easton-Bell Sports, Inc.,                   7.07 to
            Term Loan................. Ba3       B+       7.10      03/16/12          5,498,790
   2,611    JohnsonDiversey, Inc.,
            Term Loan................. Ba2       B+       7.87      12/16/11          2,639,152
   1,773    Mega Bloks, Inc. (Canada),                  7.13 to
            Term Loan................. Ba2       BB-      7.19      07/26/12          1,775,216
   2,200    Targus Group
            International, Inc., Term
            Loan...................... B3        CCC+    13.87      05/22/13          2,071,667
   2,978    UCG Paper Crafts, Inc.,
            Term Loan................. NR        NR       8.57      02/17/13          2,984,944
                                                                                 --------------
                                                                                     35,293,969
                                                                                 --------------
            PAPER & FOREST PRODUCTS  3.5%
  35,628    Georgia-Pacific Corp.,                      7.35 to
            Term Loan................. Ba2       BB-      7.36      12/20/12         35,983,775
     697    NewPage Corp.,
            Term Loan................. Ba2       B+       7.63      05/02/11            705,771
   2,613    Tidi Products, LLC, Term                    8.60 to
            Loan...................... NR        NR      11.75      12/31/11          2,599,438
   9,173    White Birch Paper Co.                       8.62 to    04/06/12 to
            (Canada), Term Loan....... Ba3       B+      12.87      04/08/13          9,332,912
   5,430    Xerium Technologies, Inc.,
            Term Loan................. B1        B+       7.86      05/18/12          5,426,839
                                                                                 --------------
                                                                                     54,048,735
                                                                                 --------------
            PERSONAL & MISCELLANEOUS SERVICES  3.3%
  11,852    Affinion Group, Inc., Term                  7.82 to
            Loan...................... Ba2       B+       7.87      10/17/12         11,976,896
  10,159    Coinmach Laundry Corp.,
            Term Loan................. B2        B        7.88      12/19/12         10,258,846
  15,107    Hertz Corp., Term                           7.32 to
            Loan (b).................. Ba1       BB       7.37      12/21/12         15,230,852
   6,994    Iron Mountain, Inc., Term                   7.09 to
            Loan...................... Ba2       BB-      7.13      04/02/11          7,017,027

See Notes to Financial Statements                                             25

VAN KAMPEN SENIOR INCOME TRUST

PORTFOLIO OF INVESTMENTS -- JANUARY 31, 2007 (UNAUDITED) continued

                                         BANK LOAN
PRINCIPAL                                 RATINGS+
AMOUNT                                 --------------                STATED
(000)                BORROWER          MOODY'S   S&P     COUPON     MATURITY*        VALUE
-----------------------------------------------------------------------------------------------
            PERSONAL & MISCELLANEOUS SERVICES (CONTINUED)
 $ 1,772    Omniflight Helicopters,                     9.07 to    09/30/11 to
            Inc., Term Loan........... NR        NR      11.25%     09/30/12     $    1,776,206
     400    Service Corp.
            International, Term
            Loan...................... B1        BB-      7.32      11/28/09            403,500
   3,859    Stewart Enterprises, Inc.,                  7.11 to
            Term Loan................. Ba2       BB       7.22      11/19/11          3,873,819
                                                                                 --------------
                                                                                     50,537,146
                                                                                 --------------
            PHARMACEUTICALS  1.4%
   3,105    Bradley Pharmaceuticals,
            Inc., Term Loan........... NR        NR       9.32      11/14/10          3,120,525
  18,952    Warner Chilcott Holdings                    7.36 to
            Co., Term Loan (b)........ B1        B+       7.37      01/18/12         19,061,222
                                                                                 --------------
                                                                                     22,181,747
                                                                                 --------------
            PRINTING & PUBLISHING  12.7%
   6,750    ALM Media Holdings, Inc.,
            Term Loan................. B1        B-       7.86      03/05/10          6,768,929
   4,950    American Media Operations,
            Inc., Term Loan........... B1        B-       8.37      01/31/13          4,985,061
   3,459    American Reprographics                      7.07 to
            Co., Term Loan............ Ba2       BB       7.12      06/18/09          3,462,606
   1,601    Ascend Media Holdings,                      8.86 to
            LLC, Term Loan............ NR        NR       8.87      01/31/12          1,559,021
   1,995    Black Press Group, Ltd.,
            Term Loan................. Ba3       B+       7.37      08/02/13          2,009,962
   6,638    Canon Communications, LLC,
            Term Loan................. B2        B        8.32      05/31/11          6,671,528
   1,869    Caribe Information
            Investment, Inc.,                           7.61 to
            Term Loan................. B1        B        7.63      03/31/13          1,875,873
  10,850    Cygnus Business Media,
            Inc., Term Loan........... B2        CCC+     9.85      07/13/09         10,823,124
  13,679    Day International Group,                    7.86 to    12/05/12 to
            Inc., Term Loan........... Ba3       B       12.61      12/05/13         13,861,748
  17,295    Dex Media West, LLC, Term                   6.82 to
            Loan...................... Ba1       BB       6.88      03/09/10         17,313,940
  11,866    Endurance Business Media,                   8.07 to    07/26/13 to
            Inc., Term Loan........... B1        CCC+    12.57      01/26/14         11,946,364
   2,312    FSC Acquisition, LLC, Term                  7.61 to
            Loan...................... B1        B        7.62      08/01/12          2,315,761
   6,363    Gatehouse Media, Inc.,
            Term Loan................. B1        B+       7.57      12/06/13          6,385,696
  10,135    Haights Cross
            Communications, LLC, Term                   8.88 to
            Loan...................... B3        B-       9.88      08/20/08         10,184,449
   5,500    Idearc, Inc., Term Loan... Ba2       BB+      7.33      11/17/14          5,547,608

 26                                            See Notes to Financial Statements

VAN KAMPEN SENIOR INCOME TRUST

PORTFOLIO OF INVESTMENTS -- JANUARY 31, 2007 (UNAUDITED) continued

                                         BANK LOAN
PRINCIPAL                                 RATINGS+
AMOUNT                                 --------------                STATED
(000)                BORROWER          MOODY'S   S&P     COUPON     MATURITY*        VALUE
-----------------------------------------------------------------------------------------------
            PRINTING & PUBLISHING (CONTINUED)
 $ 3,664    MC Communications, LLC,
            Term Loan................. NR        NR      7.97%      12/31/10     $    3,677,465
   5,061    MediaNews Group, Inc.,                      6.57 to    12/30/10 to
            Term Loan................. Ba2       BB-      7.07      08/02/13          5,051,914
   2,743    MediMedia USA, Inc., Term                   7.77 to
            Loan...................... Ba3       B+       7.86      10/05/13          2,758,555
  13,508    Merrill Communications,                     7.57 to    05/15/11 to
            LLC, Term Loan............ B1        B+      11.82      11/15/13         13,555,225
   2,822    Network Communications,                     7.85 to
            Inc., Term Loan........... Ba1       B+       7.96      11/30/12          2,835,608
  12,660    New Publications, Inc.,                     7.63 to
            Term Loan................. NR        NR      11.61      02/05/13         12,726,252
  10,098    Primedia, Inc., Term
            Loan...................... NR        NR       7.57      09/30/13         10,083,277
  18,962    R.H. Donnelley, Inc., Term                  6.61 to    12/31/09 to
            Loan (b).................. Ba1       BB       6.87      06/30/11         18,953,303
   3,278    SGS International, Inc.,                    7.85 to
            Term Loan................. Ba2       B+       7.88      12/30/11          3,294,029
   2,655    Source Media, Inc., Term
            Loan...................... B1        NR       7.61      11/08/11          2,672,651
   3,833    Thomas Nelson Publishers,                   7.57 to
            Term Loan................. NR        NR       7.61      06/12/12          3,843,077
  11,469    Yell Group, PLC, Term Loan                  7.07 to    04/30/11 to
            (b)....................... NR        NR       7.32      02/10/13         11,550,030
                                                                                 --------------
                                                                                    196,713,056
                                                                                 --------------
            RESTAURANTS & FOOD SERVICE  2.4%
                                                        7.57 to
   7,456    Arby's, LLC, Term Loan.... Ba3       B+       7.61      07/25/12          7,533,351
   3,885    Carrols Corp., Term
            Loan...................... Ba3       BB-      7.88      12/31/10          3,904,073
   2,089    Denny's Corp., Term                         7.57 to
            Loan...................... Ba2       B+       7.63      03/31/12          2,117,700
   6,424    Landry's Restaurants,
            Inc., Term Loan........... Ba1       BB       7.12      12/28/10          6,432,960
  14,134    NPC International, Inc.,                    7.07 to
            Term Loan................. Ba3       B+      11.86      05/03/13         14,202,189
   2,484    Sagittarius Restaurants,
            LLC, Term Loan............ Ba3       B        7.62      03/29/13          2,495,381
                                                                                 --------------
                                                                                     36,685,654
                                                                                 --------------
            RETAIL--OFFICE PRODUCTS  0.6%
   9,535    Buhrmann US, Inc., Term                     7.11 to    12/23/10 to
            Loan...................... Ba3       BB-      7.12      12/31/10          9,570,875
                                                                                 --------------

            RETAIL--OIL & GAS  0.2%
   3,653    The Pantry, Inc.,
            Term Loan................. Ba2       BB       7.07      01/02/12          3,669,032
                                                                                 --------------

See Notes to Financial Statements                                             27

VAN KAMPEN SENIOR INCOME TRUST

PORTFOLIO OF INVESTMENTS -- JANUARY 31, 2007 (UNAUDITED) continued

                                         BANK LOAN
PRINCIPAL                                 RATINGS+
AMOUNT                                 --------------                STATED
(000)                BORROWER          MOODY'S   S&P     COUPON     MATURITY*        VALUE
-----------------------------------------------------------------------------------------------
            RETAIL--SPECIALTY  1.6%
 $15,410    Nebraska Book Co., Inc.,
            Term Loan................. B2        B-      7.88%      03/04/11     $   15,486,766
   9,768    Visant Holding Corp., Term
            Loan...................... Ba2       B+       7.37      10/04/11          9,827,465
                                                                                 --------------
                                                                                     25,314,231
                                                                                 --------------
            RETAIL--STORES  2.9%
   5,985    Csk Auto, Inc.,
            Term Loan................. Ba3       B+       8.38      06/29/12          6,078,516
  13,430    Michaels Stores, Inc.,
            Term Loan................. B2        B-       8.13      10/31/13         13,554,391
  16,785    Neiman Marcus Group, Inc.,
            Term Loan (b)............. Ba3       B+       7.60      04/06/13         16,980,857
   1,194    Pep Boys--Manny, Moe &
            Jack, Term Loan........... Ba2       B+       8.12      10/27/13          1,209,671
   3,836    Sally Holdings, Inc., Term
            Loan...................... B2        B+       7.87      11/16/13          3,873,416
   2,993    Savers, Inc., Term Loan... B1        B        8.11      08/11/12          3,018,684
                                                                                 --------------
                                                                                     44,715,535
                                                                                 --------------
            TELECOMMUNICATIONS--EQUIPMENT & SERVICES  0.4%
   6,000    Level 3 Communications,
            Inc., Term Loan........... B1        NR       8.37      12/01/11          6,080,628
                                                                                 --------------

            TELECOMMUNICATIONS--LOCAL EXCHANGE CARRIERS  1.4%
     600    Alaska Communications
            Systems Group, Inc., Term
            Loan...................... B1        B+       7.11      02/01/12            602,000
   2,200    CavTel Holdings, LLC, Term
            Loan...................... B2        NR      10.12      12/31/12          2,224,750
   9,800    Fairpoint Communications,
            Inc., Term Loan........... B1        BB-      7.13      02/08/12          9,833,692
   4,677    Hawaiian Telecom, Inc.,                                04/30/12 to
            Term Loan................. Ba3       B        7.62      10/31/12          4,682,658
   1,712    Orius Corp., LLC, Term                      11.75 to   01/23/09 to
            Loan (a) (c) (e).......... NR        NR      12.25      01/23/10            356,033
   1,000    Sorenson Communications,
            Inc., Term Loan........... NR        NR      12.37      02/16/14          1,013,333
   3,000    Windstream Corp., Term
            Loan (b).................. Ba1       BBB-     7.11      07/17/13          3,026,952
                                                                                 --------------
                                                                                     21,739,418
                                                                                 --------------
            TELECOMMUNICATIONS--LONG DISTANCE  0.5%
   7,478    Time Warner Telecom, Inc.,
            Term Loan................. Ba2       B        7.57      01/07/13          7,544,798
                                                                                 --------------

 28                                            See Notes to Financial Statements

VAN KAMPEN SENIOR INCOME TRUST

PORTFOLIO OF INVESTMENTS -- JANUARY 31, 2007 (UNAUDITED) continued

                                         BANK LOAN
PRINCIPAL                                 RATINGS+
AMOUNT                                 --------------                STATED
(000)                BORROWER          MOODY'S   S&P     COUPON     MATURITY*        VALUE
-----------------------------------------------------------------------------------------------
            TELECOMMUNICATIONS-WIRELESS  1.3%
 $ 1,558    American Cellular Corp.,                    7.60 to
            Term Loan................. Ba3       B+      7.64%      08/07/13     $    1,569,209
   3,522    Cellular South, Inc., Term                  7.10 to
            Loan...................... NR        NR       8.75      05/04/11          3,525,122
  11,917    Centennial Cellular, Inc.,                  7.61 to
            Term Loan................. Ba2       B        7.62      02/09/11         12,019,698
   1,791    Cricket Communications,
            Inc., Term Loan........... B1        B        8.11      06/16/13          1,815,626
   1,646    MetroPCS Wireless, Inc.,
            Term Loan................. B1        B        7.88      11/03/13          1,662,039
                                                                                 --------------
                                                                                     20,591,694
                                                                                 --------------
            TEXTILES & LEATHER  1.9%
   6,050    Gold Toe Investment Corp.,                  8.10 to    10/30/13 to
            Term Loan................. B1        B       11.36      04/30/14          6,140,063
  11,938    HanesBrands, Inc., Term                     7.57 to
            Loan (b).................. Ba2       BB-      9.11      09/05/13         12,206,229
   7,203    Propex Fabrics, Inc., Term
            Loan...................... Ba3       B        8.32      07/31/12          7,221,034
   4,027    St. John Knits
            International, Inc., Term
            Loan...................... B1        B+       8.38      03/21/12          4,047,357
                                                                                 --------------
                                                                                     29,614,683
                                                                                 --------------
            TOBACCO  0.1%
   1,212    Alliance One
            International, Inc., Term                   8.11 to
            Loan...................... B1        B+       8.12      05/13/08          1,220,789
                                                                                 --------------

            TRANSPORTATION--CARGO  0.7%
   4,010    Jacobson Acquisition Co.,                   8.59 to    04/07/09 to
            Term Loan................. NR        NR       9.11      04/07/11          4,019,536
   2,113    Kenan Advantage Group,
            Inc., Term Loan........... NR        NR       8.36      12/16/11          2,129,184
   1,808    Pacer International, Inc.,                  6.88 to
            Term Loan................. Ba2       BB       6.94      06/10/10          1,803,656
   2,881    Quality Distribution,
            Inc., Term Loan........... Ba3       B-       8.32      11/13/09          2,887,994
                                                                                 --------------
                                                                                     10,840,370
                                                                                 --------------
            TRANSPORTATION--PERSONAL  0.1%
     934    Neoplan USA Corp.,
            Revolving Credit Agreement
            (a) (c) (d) (g)........... NR        NR       8.54      06/30/06            873,056
     500    US Airways Group, Inc.,
            Term Loan................. B2        B        8.86      03/31/11            503,973
                                                                                 --------------
                                                                                      1,377,029
                                                                                 --------------

See Notes to Financial Statements                                             29

VAN KAMPEN SENIOR INCOME TRUST

PORTFOLIO OF INVESTMENTS -- JANUARY 31, 2007 (UNAUDITED) continued

                                         BANK LOAN
PRINCIPAL                                 RATINGS+
AMOUNT                                 --------------                STATED
(000)                BORROWER          MOODY'S   S&P     COUPON     MATURITY*        VALUE
-----------------------------------------------------------------------------------------------
            TRANSPORTATION-RAIL MANUFACTURING  0.7%
 $ 9,341    Helm Holding Corp., Term                    7.87 to
            Loan...................... NR        NR      7.88%      07/08/11     $    9,370,535
   1,990    Standard Steel, LLC, Term
            Loan...................... B2        B+       7.87      06/30/12          2,007,412
                                                                                 --------------
                                                                                     11,377,947
                                                                                 --------------
            UTILITIES  5.6%
   1,200    Astoria Generating Co.,
            LP, Term Loan............. B3        B        9.12      08/23/13          1,218,250
   3,082    InfrastruX Group, Inc.,
            Term Loan................. B2        B+       8.57      11/03/12          3,101,539
   5,940    Mirant North America, LLC,
            Term Loan................. Ba3       BB-      7.07      01/03/13          5,958,972
  30,590    NRG Energy, Inc., Term
            Loan...................... Ba1       BB-      7.36      02/01/13         30,947,336
   6,300    Primary Energy Operating,
            LLC, Term Loan............ NR        NR       8.12      08/24/09          6,319,688
   2,750    Reliant Energy Resources                    5.19 to
            Corp., Term Loan.......... B2        B        7.70      12/01/10          2,777,500
  27,500    Thermal North America,                      8.08 to
            Term Loan................. B1        BB-      8.12      10/24/08         27,740,625
     260    TPF Generation Holdings,
            LLC, Revolving Credit
            Agreement................. Ba3       B+       7.37      12/15/13            261,573
   7,440    TPF Generation Holdings,                    7.37 to    12/15/13 to
            LLC, Term Loan............ Ba3       B+       9.62      12/15/14          7,498,751
                                                                                 --------------
                                                                                     85,824,234
                                                                                 --------------

TOTAL VARIABLE RATE ** SENIOR LOAN INTERESTS  181.4%..........................    2,803,452,227
                                                                                 --------------

 30                                            See Notes to Financial Statements

VAN KAMPEN SENIOR INCOME TRUST

PORTFOLIO OF INVESTMENTS -- JANUARY 31, 2007 (UNAUDITED) continued

DESCRIPTION                                                                         VALUE
----------------------------------------------------------------------------------------------

NOTES  2.3%
Boise Cascade, LLC ($3,700,000 par, 8.24% coupon, maturing 10/15/12) (i).....   $    3,737,000
Builders FirstSource, Inc. ($8,700,000 par, 9.62% coupon, maturing 02/15/12)
  (i)........................................................................        8,830,500
Compression Polymers Corp. ($2,700,000 par, 12.12% coupon, maturing 07/01/12)
  (i)........................................................................        2,808,000
Del Laboratories, Inc. ($5,400,000 par, 10.36% coupon, maturing 11/01/11)
  (i)........................................................................        5,629,500
Qwest Corp. ($3,500,000 par, 8.61% coupon, maturing 06/15/13) (i)............        3,832,500
Rogers Wireless Communications, Inc. ($9,000,000 par, 8.49% coupon, maturing
  12/15/10) (Canada) (i).....................................................        9,202,500
Verso Paper Holding, LLC ($1,500,000 par, 9.11% coupon, maturing 08/01/14)
  (i) (j)....................................................................        1,545,000
                                                                                --------------

TOTAL NOTES..................................................................       35,585,000
                                                                                --------------

EQUITIES  0.3%
Aladdin Gaming Holdings, LLC (7.84% Ownership Interest, Acquired 09/03/04,
  Cost $470,400) (f) (k).....................................................           15,250
Environmental Systems Products Holdings, Inc. (3,275 common shares, Acquired
  06/22/04, Cost $0) (f) (k).................................................           67,727
Gentek, Inc. (1,600 common shares, Acquired 09/19/06, Cost $0) (f) (k).......           59,504
Gentek, Inc. (Warrants for 2,501 common shares, Expiration date 10/31/10,
  Acquired 09/19/06, Cost $0) (f) (k)........................................          140,075
IDT Corp. (22,898 common shares) (k).........................................          307,520
Neoplan USA Corp. (8,517 common shares, Acquired 09/04/03, Cost $85) (c) (d)
  (f) (k)....................................................................                0
Neoplan USA Corp. (2,262 preferred shares, Acquired 09/04/03, Cost
  $1,074,521) (c) (d) (f) (k)................................................                0
Orius Corp. (315,080 common shares, Acquired 02/03/03, Cost $0) (c) (f)
  (k)........................................................................                0
Planet Hollywood International, Inc. (Warrants for 89,674 common shares,
  Expiration date 03/21/07, Acquired 09/03/04 & 07/22/05, Cost $0) (f) (k)...          144,375
Railworks Corp. (Warrants for 865 common shares, Expiration date 06/14/11,
  Acquired 02/10/03, Cost $0) (f) (k)........................................                0
Rotech Medical Corp. (48,485 common shares, Acquired 06/12/02, Cost $193,940)
  (f) (k)....................................................................                0
Safelite Glass Corp. (421,447 common shares, Acquired 10/20/00, Cost
  $1,714,995) (f) (k)........................................................        3,160,852
Safelite Realty (28,448 common shares, Acquired 10/26/00, Cost $0) (f) (k)...                0
                                                                                --------------

TOTAL EQUITIES...............................................................        3,895,303
                                                                                --------------

TOTAL LONG-TERM INVESTMENTS  184.0%
  (Cost $2,842,818,958)......................................................    2,842,932,530
                                                                                --------------

SHORT-TERM INVESTMENTS  1.4%
REPURCHASE AGREEMENTS  0.4%
State Street Bank & Trust Co. ($5,800,000 par collateralized by U.S.
  Government obligations in a pooled cash account, interest rate of 5.08%,
  dated 01/31/07, to be sold on 02/01/07 at $5,800,818) (b)..................        5,800,000

See Notes to Financial Statements                                             31

VAN KAMPEN SENIOR INCOME TRUST

PORTFOLIO OF INVESTMENTS -- JANUARY 31, 2007 (UNAUDITED) continued

DESCRIPTION                                                                         VALUE
----------------------------------------------------------------------------------------------
TIME DEPOSIT  1.0%
State Street Bank & Trust Corp. ($16,027,474 par, 4.05% coupon, dated
  01/31/07, to be sold on 02/01/07 at $16,029,277) (b).......................   $   16,027,474
                                                                                --------------

TOTAL SHORT-TERM INVESTMENTS  1.4%
  (Cost $21,827,474).........................................................       21,827,474
                                                                                --------------

TOTAL INVESTMENTS  185.4%
  (Cost $2,864,646,432)......................................................    2,864,760,004
BORROWINGS  (35.8%)..........................................................     (553,000,000)
PREFERRED SHARES (INCLUDING ACCRUED DISTRIBUTIONS)  (45.3%)..................     (700,371,980)
LIABILITIES IN EXCESS OF OTHER ASSETS  (4.3%)................................      (66,434,923)
                                                                                --------------

NET ASSETS APPLICABLE TO COMMON SHARES  100.0%...............................   $1,544,953,101
                                                                                ==============

NR--Not rated

+ Bank Loans rated below Baa by Moody's Investor Service, Inc. or BBB by Standard & Poor's Group are considered to be below investment grade. Bank loan ratings are unaudited.

    Industry percentages are calculated as a percentage of net assets applicable to common shares.

(a) This Senior Loan interest is non-income producing.

(b) A portion of this security is designated in connection with unfunded commitments.

(c) This borrower has filed for protection in federal bankruptcy court.

(d) Affiliated company. See notes to Financial Statements.

(e) This borrower is currently in liquidation.

(f) Restricted security. Securities were acquired through the restructuring of senior loans. These securities are restricted as they are not allowed to be deposited via the Depository Trust Company. If at a later point in time, the company wishes to register, the issuer will bear the costs associated with registration. The aggregate value of restricted securities represents 0.2% of the net assets applicable to common shares of the Trust.

(g) The borrower is in the process of restructuring or amending the terms of this loan.

(h) Payment-in-kind security.

(i) Variable rate security. Interest rate shown is that in effect at January 31, 2007.

(j) 144A-Private Placement security which is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. This security may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.

(k) Non-income producing security as this stock or warrant currently does not declare dividends.

 32                                            See Notes to Financial Statements

VAN KAMPEN SENIOR INCOME TRUST

PORTFOLIO OF INVESTMENTS -- JANUARY 31, 2007 (UNAUDITED) continued

* Senior Loans in the Trust's portfolio generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a Borrower to prepay, prepayments of Senior Loans in the Trust's portfolio may occur. As a result, the actual remaining maturity of Senior Loans held in the Trust's portfolio may be substantially less than the stated maturities shown. Although the Trust is unable to accurately estimate the actual remaining maturity of individual Senior Loans, the Trust estimates that the actual average maturity of the Senior Loans held in its portfolio will be approximately 18-24 months.

** Senior Loans in which the Trust invests generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as the London Inter-Bank Offered Rate ("LIBOR"), (ii) the prime rate offered by one or more major United States banks and (iii) the certificate of deposit rate. Senior Loans are generally considered to be restricted in that the Trust ordinarily is contractually obligated to receive approval from the Agent Bank and/or Borrower prior to the disposition of a Senior Loan.

SWAP AGREEMENTS OUTSTANDING AS OF JANUARY 31, 2007:

CREDIT DEFAULT SWAPS

                                                            PAY/
                                                           RECEIVE                NOTIONAL    UNREALIZED
                                               BUY/SELL     FIXED    EXPIRATION    AMOUNT    APPRECIATION/
COUNTERPARTY               REFERENCE ENTITY   PROTECTION    RATE        DATE       (000)     DEPRECIATION
Goldman Sachs Credit       Standard Pacific
  Partners, L.P. ........       Corporation      Sell      3.40%      03/20/14     $2,500      $129,408

See Notes to Financial Statements                                             33

VAN KAMPEN SENIOR INCOME TRUST

FINANCIAL STATEMENTS

Statement of Assets and Liabilities
January 31, 2007 (Unaudited)

ASSETS:
Unaffiliated Investments (Cost $2,862,638,076)..............  $2,863,886,948
Affiliated Investments (Cost $2,008,356)....................         873,056
                                                              --------------
    Total Investments (Cost $2,864,646,432).................   2,864,760,004
Receivables:
  Interest and Fees.........................................      20,863,481
  Investments Sold..........................................      18,218,185
  Swap Contracts............................................         129,408
Other.......................................................         247,200
                                                              --------------
    Total Assets............................................   2,904,218,278
                                                              --------------
LIABILITIES:
Payables:
  Borrowings................................................     553,000,000
  Investments Purchased.....................................      98,093,504
  Investment Advisory Fee...................................       2,016,303
  Administrative Fee........................................         474,424
  Income Distributions--Common Shares.......................         213,254
  Distributor and Other Affiliates..........................          21,810
Accrued Interest Expense....................................       2,539,889
Unfunded Commitments........................................       1,406,231
Trustees' Deferred Compensation and Retirement Plans........         608,148
Accrued Expenses............................................         519,634
                                                              --------------
    Total Liabilities.......................................     658,893,197
Preferred Shares (including accrued distributions)..........     700,371,980
                                                              --------------
Net Assets Applicable to Common Shares......................  $1,544,953,101
                                                              ==============
NET ASSET VALUE PER COMMON SHARE ($1,544,953,101 divided by
  180,010,000 shares outstanding)...........................  $         8.58
                                                              ==============
NET ASSETS CONSIST OF:
Common Shares ($.01 par value with an unlimited number of
  shares authorized, 180,010,000 shares issued and
  outstanding)..............................................  $    1,800,100
Paid in Surplus.............................................   1,788,748,292
Accumulated Undistributed Net Investment Income.............       1,174,129
Net Unrealized Depreciation.................................      (1,163,251)
Accumulated Net Realized Loss...............................    (245,606,169)
                                                              --------------
NET ASSETS APPLICABLE TO COMMON SHARES......................  $1,544,953,101
                                                              ==============
PREFERRED SHARES ($.01 par value, authorized 28,000 shares,
  28,000 issued with liquidation preference of $25,000 per
  share)....................................................  $  700,000,000
                                                              ==============
NET ASSETS INCLUDING PREFERRED SHARES.......................  $2,244,953,101
                                                              ==============

 34                                            See Notes to Financial Statements

VAN KAMPEN SENIOR INCOME TRUST

FINANCIAL STATEMENTS continued

Statement of Operations
For the Six Months Ended January 31, 2007 (Unaudited)

INVESTMENT INCOME:
Interest from Unaffiliated Securities.......................  $115,949,895
Dividends...................................................        23,898
Other.......................................................     2,423,930
                                                              ------------
    Total Income............................................   118,397,723
                                                              ------------
EXPENSES:
Investment Advisory Fee.....................................    11,987,576
Administration Fee..........................................     2,820,606
Credit Line.................................................     1,196,155
Preferred Share Maintenance.................................       919,235
Professional Fees...........................................       463,686
Custody.....................................................       294,726
Accounting & Administrative Expenses........................       116,403
Reports to Shareholders.....................................       114,060
Trustees' Fees and Related Expenses.........................       103,186
Transfer Agent..............................................        13,945
Other.......................................................       118,746
                                                              ------------
    Total Operating Expense.................................    18,148,324
    Interest Expense........................................    15,180,246
                                                              ------------
    Total Expenses..........................................    33,328,570
                                                              ------------
NET INVESTMENT INCOME.......................................  $ 85,069,153
                                                              ============
REALIZED AND UNREALIZED GAIN/LOSS:
Realized Gain/Loss:
Unaffiliated Securities.....................................  $ (8,093,699)
Swap Contracts..............................................        37,071
                                                              ------------
Net Realized Loss...........................................    (8,056,628)
                                                              ------------
Unrealized Appreciation/Depreciation:
  Beginning of the Period...................................   (14,952,844)
                                                              ------------
  End of the Period:
    Investments.............................................       113,572
    Swap Contracts..........................................       129,408
    Unfunded Commitments....................................    (1,406,231)
                                                              ------------
                                                                (1,163,251)
                                                              ------------
Net Unrealized Appreciation During the Period...............    13,789,593
                                                              ------------
NET REALIZED AND UNREALIZED GAIN............................  $  5,732,965
                                                              ============
DISTRIBUTIONS TO PREFERRED SHAREHOLDERS.....................  $(18,238,180)
                                                              ============
NET INCREASE IN NET ASSETS APPLICABLE TO COMMON SHARES FROM
  OPERATIONS................................................  $ 72,563,938
                                                              ============

See Notes to Financial Statements                                             35

VAN KAMPEN SENIOR INCOME TRUST

FINANCIAL STATEMENTS continued

Statements of Changes in Net Assets (Unaudited)

                                                             FOR THE            FOR THE
                                                         SIX MONTHS ENDED      YEAR ENDED
                                                         JANUARY 31, 2007    JULY 31, 2006
                                                         ----------------------------------
FROM INVESTMENT ACTIVITIES:
Operations:
Net Investment Income..................................   $   85,069.153     $  142,783,720
Net Realized Loss......................................       (8,056,628)        (9,497,741)
Net Unrealized Appreciation/Depreciation During the
  Period...............................................       13,789,593         (9,802,349)

Distributions to Preferred Shareholders:
  Net Investment Income................................      (18,238,180)       (30,129,890)
                                                          --------------     --------------
Change in Net Assets Applicable to Common Shares from
  Operations...........................................       72,563,938         93,353,740
Distributions to Common Shareholders:
  Net Investment Income................................      (70,491,917)      (111,174,162)
                                                          --------------     --------------
TOTAL INCREASE/DECREASE IN NET ASSETS APPLICABLE TO
  COMMON SHARES........................................        2,072,021        (17,820,422)
NET ASSETS APPLICABLE TO COMMON SHARES:
Beginning of the Period................................    1,542,881,080      1,560,701,502
                                                          --------------     --------------
End of the Period (Including accumulated undistributed
  net investment income of $1,174,129 and $4,835,073,
  respectively)........................................   $1,544,953,101     $1,542,881,080
                                                          ==============     ==============

 36                                            See Notes to Financial Statements

VAN KAMPEN SENIOR INCOME TRUST

FINANCIAL STATEMENTS continued

Statement of Cash Flows
For the Six Months Ended January 31, 2007 (Unaudited)

CHANGE IN NET ASSETS FROM OPERATIONS (INCLUDING PREFERRED
  SHARE DISTRIBUTIONS)......................................  $ 72,563,938
                                                              ------------
Adjustments to Reconcile the Change in Net Assets from
  Operations to Net Cash provided by Operating Activities:
  Increase in Investments at Value..........................   (22,089,046)
  Increase in Interest and Fees Receivables.................      (538,670)
  Increase in Receivable for Investments Sold...............   (12,809,935)
  Increase in Receivables for Swap Contracts................      (129,408)
  Decrease in Other Assets..................................        42,383
  Increase in Payable for Investments Purchased.............    38,791,448
  Decrease in Investment Advisory Fee Payable...............        (6,447)
  Decrease in Administrative Fee Payable....................        (1,517)
  Decrease in Distributor and Other Affiliates Payable......      (134,720)
  Change in Accrued Interest Expense........................       (17,331)
  Change in Unfunded Commitments............................      (923,468)
  Decrease in Accrued Expenses..............................      (322,631)
  Increase in Trustees' Deferred Compensation and Retirement
    Plans...................................................        85,542
                                                              ------------
    Total Adjustments.......................................     1,946,200
                                                              ------------
NET CASH PROVIDED BY OPERATING ACTIVITIES...................    74,510,138
                                                              ------------
CASH FLOWS FROM FINANCING ACTIVITIES:
Change in Bank Borrowings...................................    (4,000,000)
Cash Distributions Paid.....................................   (70,510,138)
                                                              ------------
    Net Cash Used for Financing Activities..................   (74,510,138)
                                                              ------------
NET INCREASE IN CASH........................................           -0-
Cash at Beginning of the Period.............................           -0-
                                                              ------------
CASH AT THE END OF THE PERIOD...............................  $        -0-
                                                              ============
SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION
Cash Paid During the Year for Interest......................  $ 15,197,577
                                                              ============

See Notes to Financial Statements                                             37

VAN KAMPEN SENIOR INCOME TRUST

FINANCIAL HIGHLIGHTS (UNAUDITED)

THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE COMMON SHARE OF THE TRUST OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                                             SIX MONTHS ENDED
                                                               JANUARY 31,
                                                                   2007
                                                             ----------------
NET ASSET VALUE, BEGINNING OF THE PERIOD....................     $   8.57
                                                                 --------
  Net Investment Income.....................................          .47(a)
  Net Realized and Unrealized Gain/Loss.....................          .03
  Common Share Equivalent of Distributions Paid to Preferred
    Shareholders:
    Net Investment Income...................................         (.10)
                                                                 --------
Total from Investment Operations............................          .40
                                                                 --------
Distributions Paid to Common Shareholders:
  Net Investment Income.....................................         (.39)
Dilutive impact from the offering of Money Market Cumulative
  Preferred Shares..........................................          -0-
                                                                 --------
NET ASSET VALUE, END OF THE PERIOD..........................     $   8.58
                                                                 ========

Common Share Market Price at End of the Period..............     $   8.88
Total Return (b)............................................       10.60%*
Net Assets Applicable to Common Shares at End of the Period
  (In millions).............................................     $1,545.0
Ratios to Average Net Assets applicable to Common Shares
  excluding Borrowings:
  Operating Expense (c).....................................        2.34%
  Interest Expense (c)......................................        1.95%
  Gross Expense (c).........................................        4.29%
  Net Investment Income (c).................................       10.94%
  Net Investment Income (d).................................        8.60%
Portfolio Turnover (e)......................................          35%*

SUPPLEMENTAL RATIOS:
Ratios to Average Net Assets including Preferred Shares and
  Borrowings:
  Operating Expense (c).....................................        1.29%
  Interest Expense (c)......................................        1.08%
  Gross Expense (c).........................................        2.37%
  Net Investment Income (c).................................        6.03%
  Net Investment Income (d).................................        4.74%

SENIOR INDEBTEDNESS:
  Total Preferred Shares Outstanding........................       28,000
  Asset Coverage Per Preferred Share (f)....................     $ 80,190
  Involuntary Liquidating Preference Per Preferred Share....     $ 25,000
  Average Market Value Per Preferred Share..................     $ 25,000
  Total Borrowing Outstanding (In thousands)................     $553,000
  Asset Coverage Per $1,000 Unit of Senior Indebtedness
    (g).....................................................     $  5,060

*  Non-Annualized

(a)Based on average shares outstanding.

(b)Total return based on common share market price assumes an investment at the common share market price at the beginning of the period indicated, reinvestment of all distributions for the period in accordance with the Trust's dividend reinvestment plan, and sale of all shares at the closing common share market price at the end of the period indicated.

(c)Ratios do not reflect the effect of distributions to preferred shareholders.

(d)Ratios reflect the effect of distributions to preferred shareholders.

VAN KAMPEN SENIOR INCOME TRUST

FINANCIAL HIGHLIGHTS (UNAUDITED) continued

                   YEAR ENDED JULY 31,
---------------------------------------------------------
       2006       2005       2004       2003       2002
---------------------------------------------------------
     $   8.67   $   8.63   $   8.10   $   7.94   $   8.51
     --------   --------   --------   --------   --------
          .79(a)      .60       .42        .46        .49
         (.10)       .01        .57        .14       (.55)
         (.17)      (.10)      (.02)       -0-        -0-
     --------   --------   --------   --------   --------
          .52        .51        .97        .60       (.06)
     --------   --------   --------   --------   --------
         (.62)      (.47)      (.40)      (.44)      (.51)
          -0-        -0-       (.04)       -0-        -0-
     --------   --------   --------   --------   --------
     $   8.57   $   8.67   $   8.63   $   8.10   $   7.94
     ========   ========   ========   ========   ========

     $   8.38   $   8.19   $   8.84   $   7.84   $   6.67
       10.41%     -2.03%     18.13%     25.06%     -8.05%
     $1,542.9   $1,560.7   $1,554.1   $1,458.6   $1,430.0
        2.31%      2.26%      1.91%      1.59%      1.48%
        1.63%       .82%       .31%       .62%       .53%
        3.94%      3.08%      2.22%      2.21%      2.01%
        9.17%      6.87%      5.06%      5.98%      6.02%
        7.23%      5.75%      4.80%        N/A        N/A
          75%        94%        84%        78%        65%

        1.28%      1.27%      1.30%      1.19%      1.22%
         .90%       .46%       .21%       .46%       .44%
        2.18%      1.73%      1.51%      1.65%      1.66%
        5.06%      3.86%      3.44%      4.47%      4.95%
        3.99%      3.23%      3.26%        N/A        N/A

       28,000     28,000     28,000        N/A        N/A
     $ 80,119   $ 80,750   $ 80,509        N/A        N/A
     $ 25,000   $ 25,000   $ 25,000        N/A        N/A
     $ 25,000   $ 25,000   $ 25,000        N/A        N/A
     $557,000   $524,000   $450,000   $401,000   $370,159
     $  5,028   $  5,315   $  6,009   $  4,637   $  4,863

(e)Calculation includes the proceeds from principal repayments and sales of senior loan interests.

(f)Calculated by subtracting the Trust's total liabilities (not including the preferred shares) from the Trust's total assets and dividing this by the number of preferred shares outstanding.

(g)Calculated by subtracting the Trust's total liabilities (not including the preferred shares and the borrowings) from the Trust's total assets and dividing by the total number of senior indebtedness units, where one unit equals $1,000 of senior indebtedness.

N/A=Not Applicable

See Notes to Financial Statements                                             39

VAN KAMPEN SENIOR INCOME TRUST

NOTES TO FINANCIAL STATEMENTS -- JANUARY 31, 2007 (UNAUDITED)

1. SIGNIFICANT ACCOUNTING POLICIES

Van Kampen Senior Income Trust (the "Trust") is registered as a non-diversified, closed-end management investment company under the Investment Company Act of 1940 (the "1940 Act"), as amended. The Trust's investment objective is to seek to provide a high level of current income, consistent with preservation of capital. The Trust seeks to achieve its objective by investing primarily in a portfolio of interests in floating or variable rate senior loans to corporations, partnerships and other entities which operate in a variety of industries and geographical regions. The Trust borrows money for investment purposes which will create the opportunity for enhanced return, but also should be considered a speculative technique and may increase the Trust's volatility. The Trust commenced investment operations on June 24, 1998.

    The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

A. SECURITY VALUATION The Trust's Senior Loans and notes are valued by the Trust following valuation guidelines established and periodically reviewed by the Trust's Board of Trustees. Under the valuation guidelines, Senior Loans and notes for which reliable market quotes are readily available are valued at the mean of such bid and ask quotes. Where reliable market quotes are not readily available, Senior Loans and notes are valued, where possible, using independent market indicators provided by independent pricing sources approved by the Board of Trustees. Other Senior Loans and notes are valued by independent pricing sources approved by the Board of Trustees based upon pricing models developed, maintained and operated by those pricing sources or valued by Van Kampen Asset Management (the "Adviser") by considering a number of factors including consideration of market indicators, transactions in instruments which the Adviser believes may be comparable (including comparable credit quality, interest rate, interest rate redetermination period and maturity), the credit worthiness of the Borrower, the current interest rate, the period until next interest rate redetermination and the maturity of such Senior Loan. Consideration of comparable instruments may include commercial paper, negotiable certificates of deposit and short-term variable rate securities which have adjustment periods comparable to the Senior Loans in the Trust's portfolio. The fair value of Senior Loans are reviewed and approved by the Trust's Valuation Committee and the Board of Trustees.

    Credit default swaps are valued using market quotations from brokers.

    Equity securities are valued on the basis of prices furnished by pricing services or as determined in good faith by the Adviser under the direction of the Board of Trustees.

    Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value. Short-term loan participations are valued at cost in the absence of any indication of impairment.

    The Trust may invest in repurchase agreements, which are short-term investments in which the Trust acquires ownership of a debt security and the seller agrees to repurchase the security at a future time and specified price. Repurchase agreements are fully collateralized by

VAN KAMPEN SENIOR INCOME TRUST

NOTES TO FINANCIAL STATEMENTS -- JANUARY 31, 2007 (UNAUDITED) continued

the underlying debt security. The Trust will make payment for such securities only upon physical delivery or evidence of book entry transfer to the account of the custodian bank. The seller is required to maintain the value of the underlying security at not less than the repurchase proceeds due the Trust.

B. SECURITY TRANSACTIONS Investment transactions are recorded on a trade date basis. Realized gains and losses are determined on an identified cost basis. Legal expenditures that are expected to result in the restructuring of or a plan of reorganization for an investment are recorded as realized losses. The Trust may purchase and sell securities on a "when-issued" or "delayed delivery" basis, with settlement to occur at a later date. The value of the security so purchased is subject to market fluctuations during this period. The Trust will segregate assets with the custodian having an aggregate value at least equal to the amount of the when-issued or delayed delivery purchase commitments until payment is made. At January 31, 2007, the Trust had no when-issued or delayed delivery purchase commitments.

C. INVESTMENT INCOME Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Facility fees received are treated as market discounts. Market premiums are amortized and discounts are accreted over the stated life of each applicable senior loan, note, or other fixed income security. Other income is comprised primarily of amendment fees which are recorded when received. Amendment fees are earned as compensation for agreeing to changes in loan agreements.

D. FEDERAL INCOME TAXES It is the Trust's policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes is required.

    The Trust intends to utilize provisions of the federal income tax laws which allow it to carry a realized capital loss forward for eight years following the year of the loss and offset such losses against any future realized capital gains. At July 31, 2006, the Trust had an accumulated capital loss carryforward for tax purposes of $218,138,489, which will expire according to the following schedule.

AMOUNT                                                           EXPIRATION
$  4,851,995................................................    July 31, 2009
 122,716,095................................................    July 31, 2010
  52,014,750................................................    July 31, 2011
  29,634,358................................................    July 31, 2012
   2,190,907................................................    July 31, 2013
   6,730,384................................................    July 31, 2014

    At January 31, 2007, the cost and related gross unrealized appreciation and depreciation are as follows:

Cost of investments for tax purposes........................    $2,865,279,145
                                                                ==============
Gross tax unrealized appreciation...........................    $    4,456,688
Gross tax unrealized depreciation...........................        (4,975,829)
                                                                --------------
Net tax unrealized depreciation on investments..............    $     (519,141)
                                                                ==============

VAN KAMPEN SENIOR INCOME TRUST

NOTES TO FINANCIAL STATEMENTS -- JANUARY 31, 2007 (UNAUDITED) continued

E. DISTRIBUTION OF INCOME AND GAINS The Trust intends to declare and pay monthly dividends from net investment income to common shareholders. Net realized gains, if any, are distributed at least annually to common shareholders. Distributions from net realized gains for book purposes may include short term capital gains, which are included as ordinary income for tax purposes.

    The tax character of distributions paid for the year ended July 31, 2006 were as follows:

Distributions paid from:
  Ordinary income...........................................    $141,121,769
  Long-term capital gain....................................             -0-
                                                                ------------
                                                                $141,121,769
                                                                ============

    As of July 31, 2006, the components of distributable earnings on a tax basis were a follows:

Undistributed ordinary income...............................    $6,082,285

    Net realized gains or losses may differ for financial reporting and tax purposes primarily as a result of the deferral of losses resulting from wash sale transactions.

2. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Under the terms of the Trust's Investment Advisory Agreement, the Adviser will provide investment advice and facilities to the Trust for an annual fee of .85% of the average daily managed assets. Managed assets are defined as the gross asset value of the Trust minus the sum of accrued liabilities, other than the aggregate amount of borrowings undertaken by the Trust. In addition, the Trust will pay a monthly administrative fee to Van Kampen Investments Inc., the Trust's Administrator, at an annual rate of .20% of the average daily managed assets of the Trust. The administrative services provided by the Administrator include monitoring the provisions of the loan agreements and any agreements with respect to participations and assignments, record keeping responsibilities with respect to interests in Variable Rate Senior Loans in the Trust's portfolio and providing certain services to the holders of the Trust's securities.

    For the six months ended January 31, 2007, the Trust recognized expenses of approximately $102,800 representing legal services provided by Skadden, Arps, Slate, Meagher & Flom LLP, of which a trustee of the Trust is a partner of such firm and he and his law firm provide legal services as legal counsel to the Trust.

    Under separate Legal Services and Chief Compliance Officer (CCO) Employment agreements, the Adviser provides legal services and the CCO provides compliance services to the Trust. The costs of these services are allocated to each trust. For the six months ended January 31, 2007, the Trust recognized expenses of approximately $60,900 representing Van Kampen Investments Inc.'s or its affiliates' (collectively "Van Kampen") cost of providing legal services to the Trust, as well as, the salary, benefits and related costs of the CCO and related support staff paid by Van Kampen. Services provided pursuant to the Legal Services agreement are reported as part of "Professional Fees" on the Statement of Operations. Services provided pursuant to the CCO Employment agreement are reported as part of "Accounting and Administrative Expenses" on the Statement of Operations.

VAN KAMPEN SENIOR INCOME TRUST

NOTES TO FINANCIAL STATEMENTS -- JANUARY 31, 2007 (UNAUDITED) continued

    Certain officers and trustees of the Trust are also officers and directors of Van Kampen. The Trust does not compensate its officers or trustees who are also officers of Van Kampen.

    The Trust provides deferred compensation and retirement plans for its trustees who are not officers of Van Kampen. Under the deferred compensation plan, trustees may elect to defer all or a portion of their compensation to a later date. Benefits under the retirement plan are payable for a ten-year period and are based upon each trustee's years of service to the Trust. The maximum annual benefit per trustee under the plan is $2,500.

    During the period, the Trust owned shares of the following affiliated companies. Affiliated companies are defined by the 1940 Act, as amended, as those companies in which a fund holds 5% or more of the outstanding voting securities.

                                                           DIVIDEND/     MARKET
                                                 PAR/      INTEREST      VALUE
NAME                                           SHARES*      INCOME      1/31/07        COST
Neoplan USA Corp., Revolving Credit
  Agreement..................................  $933,750       -0-       $873,056    $  933,750
Neoplan USA Corp., Common Stock..............     8,517       -0-            -0-            85
Neoplan USA Corp., Preferred Stock C.........       532       -0-            -0-           532
Neoplan USA Corp., Preferred Stock D.........     1,730       -0-            -0-     1,073,989
                                                           ---------    --------    ----------
                                                              -0-       $873,056    $2,008,356
                                                           =========    ========    ==========

*   Shares were acquired through the restructuring of Senior Loan interests.

There were no affiliate transactions during the six months ended January 31, 2007.

3. INVESTMENT TRANSACTIONS

During the period, the cost of purchases and proceeds from investments sold and repaid, excluding short-term investments, were $1,030,200,089 and $981,414,286, respectively.

4. COMMITMENTS

Pursuant to the terms of certain Senior Loan agreements, the Trust had unfunded loan commitments of approximately $98,729,300 as of January 31, 2007. The Trust intends to reserve against such contingent obligations by designating cash, liquid securities and liquid Senior Loans as a reserve. The unrealized depreciation on these commitments of $1,406,231 as of January 31, 2007 is reported as "Unfunded Commitments" on the Statement of Assets and Liabilities.

5. DERIVATIVE FINANCIAL INSTRUMENTS

A derivative financial instrument in very general terms refers to a security whose value is "derived" from the value of an underlying asset, reference rate or index.

    The Trust may use derivative instruments for a variety of reasons, such as to attempt to protect the Trust against possible changes in the market value of its portfolio or to generate potential gain. All of the Trust's portfolio holdings, including derivative instruments, are marked to market each day with the change in value reflected in unrealized appreciation/depreciation.

    The Trust may enter into credit default swap contracts for hedging purposes or to gain exposure to a credit in which the Trust may otherwise invest. A credit default swap is an agreement between two parties to exchange the credit risk of an issuer. A buyer of a credit

VAN KAMPEN SENIOR INCOME TRUST

NOTES TO FINANCIAL STATEMENTS -- JANUARY 31, 2007 (UNAUDITED) continued

default swap is said to buy protection by paying periodic fees in return for a contingent payment from the seller if the issuer has a credit event such as bankruptcy, a failure to pay outstanding obligations or deteriorating credit while the swap is outstanding. A seller of a credit default swap is said to sell protection and thus collects the periodic fees and profits if the credit of the issuer remains stable or improves while the swap is outstanding but the seller in a credit default swap contract would be required to pay an agreed-upon amount, which approximates the notional amount of the swap as disclosed in the table following the Portfolio of Investments, to the buyer in the event of an adverse credit event of the issuer. The Trust accrues for the periodic fees on swap contracts on a daily basis with the net amount accrued recorded within unrealized appreciation/depreciation of swap contracts. Upon cash settlement of the periodic fees, the net amount is recorded as realized gain/loss on swap contracts on the Statements of Operations. Net unrealized gains are recorded as an asset or net unrealized losses are reported as a liability on the Statement of Assets and Liabilities. The change in value of the swap contracts is reported as unrealized gains or losses on the Statement of Operations.

    Credit default swaps may involve greater risks than if the Trust had invested in the issuer directly. Credit default swaps are subject to general market risk, counterparty risk and credit risk. If there is a default by the counterparty, the Trust will have contractual remedies pursuant to the agreements related to the transaction.

6. SENIOR LOAN PARTICIPATION COMMITMENTS

The Trust invests primarily in participations, assignments, or acts as a party to the primary lending syndicate of a Variable Rate Senior Loan interest to United States and foreign corporations, partnerships, and other entities. When the Trust purchases a participation of a Senior Loan interest, the Trust typically enters into a contractual agreement with the lender or other third party selling the participation, but not with the borrower directly. As such, the Trust assumes the credit risk of the borrower, selling participant or other persons interpositioned between the Trust and the borrower.

    At January 31, 2007, the following sets forth the selling participants with respect to interests in Senior Loans purchased by the Trust on a participation basis.

                                                              PRINCIPAL
                                                               AMOUNT      VALUE
SELLING PARTICIPANT                                             (000)      (000)
General Electric Capital Corp. .............................   $5,000      $5,017

7. BORROWINGS

The Trust may utilize financial leverage to the maximum extent allowable under the 1940 Act, as amended. Under the 1940 Act, as amended, a Trust generally may not (i) borrow money greater than 33 1/3% of the Trust's total assets or (ii) issue preferred shares greater than 50% of the Trust's total assets. In using a combination of borrowing money and issuing preferred shares, the maximum allowable leverage is somewhere between 33 1/3% and 50% (but in no event more than 50%) of the Trust's total assets based on the relative amounts borrowed or preferred shares issued.

    The Trust has entered into a $700 million revolving credit and security agreement. Annual commitment fees of .13% are charged on the unused portion of the credit line. This

VAN KAMPEN SENIOR INCOME TRUST

NOTES TO FINANCIAL STATEMENTS -- JANUARY 31, 2007 (UNAUDITED) continued

revolving credit agreement is secured by the assets of the Trust. For the six months ended January 31, 2007, the average daily balance of borrowings under the revolving credit agreement was $555,483,696 with a weighted average interest rate of 5.20%.

8. PREFERRED SHARES ISSUANCE

The Trust has outstanding 5,600 shares each of Series M, Series T, Series W, Series TH and Series F Auction Preferred Shares (APS), $.01 Par Value, $25,000 liquidation preference, for a total issuance of $700 million. Dividends are cumulative and the dividend rates are generally reset every seven days through an auction process. The average rate in effect on January 31, 2007 was 5.040%. During the six months ended January 31, 2007, the rates ranged from 4.900% to 5.350%.

    The Trust pays annual fees equivalent to .25% of the preferred share liquidation value for the remarketing efforts associated with the preferred auctions. These fees are included as a component of the "Preferred Share Maintenance" expense on the Statement of Operations.

    The APS are redeemable at the option of the Trust in whole or in part at the liquidation value of $25,000 per share plus accumulated and unpaid dividends. The Trust is subject to certain asset coverage tests and the APS are subject to mandatory redemption if the tests are not met.

9. INDEMNIFICATIONS

The Trust enters into contracts that contain a variety of indemnifications. The Trust's maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

10. ACCOUNTING PRONOUNCEMENTS

In July 2006, the Financial Accounting Standards Board (FASB) issued Interpretation 48, Accounting for Uncertainty in Income Taxes--an interpretation of FASB Statement 109 (FIN 48). FIN 48 clarifies the accounting for income taxes by prescribing the minimum recognition threshold a tax position must meet before being recognized in the financial statements. FIN 48 is effective for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Recent SEC guidance allows implementing FIN 48 in the trust NAV calculations as late as the trust's last NAV calculation in the first required financial statement period. As a result, the Trust will incorporate FIN 48 in its semi annual report on January 31, 2008. The impact to the Trust's financial statements, if any, is currently being assessed.

    In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Trust's financial statement disclosures.

VAN KAMPEN SENIOR INCOME TRUST

BOARD OF TRUSTEES, OFFICERS AND IMPORTANT ADDRESSES

BOARD OF TRUSTEES

DAVID C. ARCH
JERRY D. CHOATE
ROD DAMMEYER
LINDA HUTTON HEAGY
R. CRAIG KENNEDY
HOWARD J KERR
JACK E. NELSON
HUGO F. SONNENSCHEIN
WAYNE W. WHALEN* - Chairman
SUZANNE H. WOOLSEY

OFFICERS

RONALD E. ROBISON
President and Principal Executive Officer

AMY R. DOBERMAN
Vice President

STEFANIE V. CHANG
Vice President and Secretary

JOHN L. SULLIVAN
Chief Compliance Officer

JAMES W. GARRETT
Chief Financial Officer and Treasurer

HOWARD TIFFEN
Vice President

INVESTMENT ADVISER

VAN KAMPEN ASSET MANAGEMENT
1221 Avenue of the Americas
New York, New York 10020

CUSTODIAN

STATE STREET BANK AND TRUST COMPANY
One Lincoln Street
Boston, Massachusetts 02111

TRANSFER AGENT

COMPUTERSHARE TRUST COMPANY, N.A.
c/o Computershare Investor Services
P.O. Box 43011
Providence, Rhode Island 02940-3011

LEGAL COUNSEL

SKADDEN, ARPS, SLATE, MEAGHER & FLOM LLP
333 West Wacker Drive
Chicago, Illinois 60606

INDEPENDENT REGISTERED

PUBLIC ACCOUNTING FIRM

DELOITTE & TOUCHE LLP
111 South Wacker Drive
Chicago, Illinois 60606

* "Interested persons" of the Trust, as defined in the Investment Company Act of 1940, as amended.

  Van Kampen Senior Income Trust

  An Important Notice Concerning Our U.S. Privacy Policy



  We are required by federal law to provide you with a copy of our Privacy Policy annually.

  The following Policy applies to current and former individual clients of Van Kampen Investments Inc., Van Kampen Asset Management, Van Kampen Advisors Inc., Van Kampen Funds Inc., Van Kampen Investor Services Inc. and Van Kampen Exchange Corp., as well as current and former individual investors in Van Kampen mutual funds, unit investment trusts, and related companies.

  This Policy is not applicable to partnerships, corporations, trusts or other non-individual clients or account holders, nor is this Policy applicable to individuals who are either beneficiaries of a trust for which we serve as trustee or participants in an employee benefit plan administered or advised by us. This Policy is, however, applicable to individuals who select us to be a custodian of securities or assets in individual retirement accounts, 401(k) accounts, 529 Educational Savings Accounts, accounts subject to the Uniform Gifts to Minors Act, or similar accounts.

  Please note that we may amend this Policy at any time, and will inform you of any changes to this Policy as required by law.

  WE RESPECT YOUR PRIVACY

  We appreciate that you have provided us with your personal financial information. We strive to maintain the privacy of such information while we help you achieve your financial objectives. This Policy describes what non-public personal information we collect about you, why we collect it, and when we may share it with others.

  We hope this Policy will help you understand how we collect and share non-public personal information that we gather about you. Throughout this Policy, we refer to the non-public information that personally identifies you or your accounts as "personal information."

  1. WHAT PERSONAL INFORMATION DO WE COLLECT ABOUT YOU?

  To serve you better and manage our business, it is important that we collect and maintain accurate information about you. We may obtain this information from applications and other forms you submit to us, from your dealings with us, from consumer reporting agencies, from our Web sites and from third parties and other sources.

                                                      (continued on next page)

  Van Kampen Senior Income Trust

  An Important Notice Concerning Our U.S. Privacy Policy  continued

  For example:

   -- We may collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through applications and other forms you submit to us.

   -- We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

   -- We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

   -- We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

   -- If you interact with us through our public and private Web sites, we may collect information that you provide directly through online communications (such as an e-mail address). We may also collect information about your Internet service provider, your domain name, your computer's operating system and Web browser, your use of our Web sites and your product and service preferences, through the use of "cookies." "Cookies" recognize your computer each time you return to one of our sites, and help to improve our sites' content and personalize your experience on our sites by, for example, suggesting offerings that may interest you. Please consult the Terms of Use of these sites for more details on our use of cookies.

  2. WHEN DO WE DISCLOSE PERSONAL INFORMATION WE COLLECT ABOUT YOU?

  To provide you with the products and services you request, to serve you better and to manage our business, we may disclose personal information we collect about you to our affiliated companies and to non-affiliated third parties as required or permitted by law.

  A. INFORMATION WE DISCLOSE TO OUR AFFILIATED COMPANIES. We do not disclose personal information that we collect about you to our affiliated companies except to enable them to provide services on our behalf or as otherwise required or permitted by law.

  B. INFORMATION WE DISCLOSE TO THIRD PARTIES. We do not disclose personal information that we collect about you to non-affiliated third parties except to enable them to provide services on our behalf, to perform joint marketing agreements with

                                                           (continued on back)

  Van Kampen Senior Income Trust

  An Important Notice Concerning Our U.S. Privacy Policy  continued

  other financial institutions, or as otherwise required or permitted by law. For example, some instances where we may disclose information about you to non-affiliated third parties include: for servicing and processing transactions, to offer our own products and services, to protect against fraud, for institutional risk control, to respond to judicial process or to perform services on our behalf. When we share personal information with these companies, they are required to limit their use of personal information to the particular purpose for which it was shared and they are not allowed to share personal information with others except to fulfill that limited purpose.

  3. HOW DO WE PROTECT THE SECURITY AND CONFIDENTIALITY OF PERSONAL INFORMATION WE COLLECT ABOUT YOU?

  We maintain physical, electronic and procedural security measures to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information. Third parties that provide support or marketing services on our behalf may also receive personal information, and we require them to adhere to confidentiality standards with respect to such information.

                                                         Van Kampen Funds Inc.
                                               1 Parkview Plaza, P.O. Box 5555
                                               Oakbrook Terrace, IL 60181-5555
                                                             www.vankampen.com

                                       Copyright (C)2007 Van Kampen Funds Inc.
                                        All rights reserved. Member NASD/SIPC.

                                                                   VVRSAR 3/07
    (VAN KAMPEN INVESTMENTS LOGO)                           RN07-00783P-Y01/07

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Schedule of Investments.

Please refer to Item #1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semi-annual reports.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable for semi-annual reports.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures

(a) The Trust's principal executive officer and principal financial officer have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSRS was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits.

(1) Code of Ethics - Not applicable for semi-annual reports.

(2)(a) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.CERT.

(2)(b) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Van Kampen Senior Income Trust


By: /s/ Ronald E. Robison
    ---------------------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: March 22, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Ronald E. Robison
    ---------------------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: March 22, 2007


By:  /s/ James W. Garrett
    ---------------------------------
Name: James W. Garrett
Title: Principal Financial Officer
Date: March 22, 2007